Putnam Master Intermediate Income Trust
The fund's portfolio
12/31/24 (Unaudited)

MORTGAGE-BACKED SECURITIES (35.0%)(a)
	Principal amount	Value
Agency collateralized mortgage obligations (11.0%)
Federal Home Loan Mortgage Corporation
REMICs Ser. 4077, Class IK, IO, 5.00%, 7/15/42	$383,149	$72,777
REMICs Ser. 5093, Class YI, IO, 4.50%, 12/25/50	1,620,637	349,382
REMICs Ser. 5024, Class HI, IO, 4.50%, 10/25/50	3,930,058	893,929
REMICs Ser. 4984, Class IL, IO, 4.50%, 6/25/50	2,150,741	452,453
REMICs Ser. 4000, Class PI, IO, 4.50%, 1/15/42	125,886	17,999
REMICs Ser. 5134, Class IC, IO, 4.00%, 8/25/51	3,152,365	641,381
REMICs Ser. 23-5349, Class IB, IO, 4.00%, 12/15/46	1,860,210	377,456
REMICs Ser. 4105, Class HI, IO, 3.50%, 7/15/41	159,017	10,181
Strips Ser. 304, Class C37, IO, 3.50%, 12/15/27	43,526	1,118
REMICs IFB Ser. 5011, Class SA, IO, ((-1 x US 30 Day Average SOFR) + 6.14%), 1.567%, 9/25/50	3,360,228	452,120
REMICs IFB Ser. 5002, Class SJ, IO, ((-1 x US 30 Day Average SOFR) + 5.99%), 1.417%, 7/25/50	3,005,529	301,089
REMICs IFB Ser. 4839, Class WS, IO, ((-1 x US 30 Day Average SOFR) + 5.99%), 1.388%, 8/15/56	2,083,250	255,684
REMICs IFB Ser. 4945, Class SL, IO, ((-1 x US 30 Day Average SOFR) + 5.94%), 1.367%, 1/25/50	2,122,962	222,129
Federal National Mortgage Association
REMICs Ser. 16-3, Class NI, IO, 6.00%, 2/25/46	744,578	116,356
Interest Strip Ser. 374, Class 6, IO, 5.50%, 8/25/36	29,196	4,928
REMICs Ser. 15-30, IO, 5.50%, 5/25/45	917,332	135,624
Interest Strip Ser. 378, Class 19, IO, 5.00%, 6/25/35	77,664	11,452
REMICs Ser. 20-76, Class BI, IO, 4.50%, 11/25/50	3,050,950	693,753
REMICs Ser. 12-127, Class BI, IO, 4.50%, 11/25/42	112,908	23,423
REMICs IFB Ser. 10-35, Class SG, IO, ((-1 x US 30 Day Average SOFR) + 6.29%), 1.717%, 4/25/40	230,634	23,784
REMICs IFB Ser. 18-20, Class SB, IO, ((-1 x US 30 Day Average SOFR) + 6.14%), 1.567%, 3/25/48	1,259,934	101,332
REMICs IFB Ser. 18-38, Class SA, IO, ((-1 x US 30 Day Average SOFR) + 6.09%), 1.517%, 6/25/48	2,203,613	231,994
REMICs IFB Ser. 17-32, Class SA, IO, ((-1 x US 30 Day Average SOFR) + 6.04%), 1.467%, 5/25/47	2,724,304	233,328
REMICs IFB Ser. 19-43, Class JS, IO, ((-1 x US 30 Day Average SOFR) + 5.94%), 1.367%, 8/25/49	1,198,123	108,082
REMICs FRB Ser. 19-61, Class S, IO, ((-1 x US 30 Day Average SOFR) + 5.89%), 1.317%, 11/25/49	2,477,758	273,976
REMICs IFB Ser. 11-101, Class SA, IO, ((-1 x US 30 Day Average SOFR) + 5.79%), 1.217%, 10/25/41	551,004	46,390
Government National Mortgage Association
Ser. 24-4, Class IG, IO, 5.00%, 12/20/52	1,550,016	280,191
Ser. 16-42, IO, 5.00%, 2/20/46	725,028	144,090
Ser. 18-127, Class IC, IO, 5.00%, 10/20/44	1,296,997	264,465
Ser. 14-76, IO, 5.00%, 5/20/44	303,375	65,142
Ser. 12-146, IO, 5.00%, 12/20/42	197,510	43,092
Ser. 17-26, Class MI, IO, 5.00%, 11/20/39	950,483	158,195
Ser. 15-79, Class GI, IO, 5.00%, 10/20/39	161,216	36,634
Ser. 18-94, Class AI, IO, 4.50%, 7/20/48	872,226	176,834
Ser. 21-122, Class GI, IO, 4.50%, 11/20/47	3,067,548	700,444
Ser. 13-34, Class IH, IO, 4.50%, 3/20/43	404,894	77,198
Ser. 17-42, Class IC, IO, 4.50%, 8/20/41	359,755	68,580
Ser. 21-214, Class AI, IO, 4.00%, 12/20/51	2,697,050	516,490
Ser. 20-13, Class AI, IO, 4.00%, 3/20/46	4,035,714	554,902
Ser. 15-53, Class MI, IO, 4.00%, 4/16/45	699,096	131,445
Ser. 15-64, Class YI, IO, 4.00%, 11/20/44	524,204	79,201
Ser. 17-93, Class TI, IO, 4.00%, 3/20/44	128,942	2,110
Ser. 16-H18, Class QI, IO, 3.655%, 6/20/66(WAC)	1,039,716	54,338
Ser. 21-156, IO, 3.50%, 7/20/51	3,740,987	630,586
Ser. 20-167, Class PI, IO, 3.50%, 11/20/50	2,258,967	396,588
Ser. 12-140, Class IC, IO, 3.50%, 11/20/42	768,343	115,526
Ser. 12-128, Class IA, IO, 3.50%, 10/20/42	758,657	122,478
Ser. 12-113, Class ID, IO, 3.50%, 9/20/42	362,611	56,519
Ser. 15-52, Class KI, IO, 3.50%, 11/20/40	316,548	17,901
Ser. 21-59, Class IP, IO, 3.00%, 4/20/51	3,065,465	513,965
Ser. 20-175, Class NI, IO, 3.00%, 11/20/50	2,475,960	405,868
Ser. 16-H23, Class NI, IO, 2.51%, 10/20/66(WAC)	4,109,351	171,031
Ser. 15-H20, Class CI, IO, 2.478%, 8/20/65(WAC)	1,800,468	89,897
Ser. 16-H22, Class AI, IO, 2.429%, 10/20/66(WAC)	1,505,914	60,083
Ser. 18-H15, Class KI, IO, 2.194%, 8/20/68(WAC)	1,676,809	65,525
Ser. 17-H19, Class MI, IO, 2.096%, 4/20/67(WAC)	853,200	37,159
Ser. 16-H03, Class DI, IO, 2.011%, 12/20/65(WAC)	1,421,195	48,683
Ser. 17-H16, Class JI, IO, 1.988%, 8/20/67(WAC)	4,437,396	194,930
Ser. 16-H06, Class DI, IO, 1.887%, 7/20/65(WAC)	1,706,267	48,100
Ser. 15-H25, Class EI, IO, 1.861%, 10/20/65(WAC)	1,081,299	33,064
IFB Ser. 23-35, Class SH, IO, ((-1 x US 30 Day Average SOFR) + 6.45%), 1.845%, 2/20/53	6,037,957	388,423
IFB Ser. 21-98, Class SK, IO, ((-1 x CME Term SOFR 1 Month) + 6.19%), 1.815%, 6/20/51	4,591,213	592,581
IFB Ser. 21-77, Class SM, IO, ((-1 x CME Term SOFR 1 Month) + 6.19%), 1.815%, 5/20/51	2,747,226	330,646
IFB Ser. 21-59, Class SM, IO, ((-1 x CME Term SOFR 1 Month) + 6.19%), 1.815%, 4/20/51	5,584,252	662,530
IFB Ser. 21-59, Class SQ, IO, ((-1 x CME Term SOFR 1 Month) + 6.19%), 1.815%, 4/20/51	1,841,400	221,609
Ser. 15-H10, Class BI, IO, 1.809%, 4/20/65(WAC)	1,107,752	45,371
Ser. 15-H20, Class AI, IO, 1.796%, 8/20/65(WAC)	1,643,054	39,875
Ser. 17-H11, Class DI, IO, 1.79%, 5/20/67(WAC)	1,689,896	80,801
Ser. 15-H23, Class BI, IO, 1.75%, 9/20/65(WAC)	1,603,756	33,146
Ser. 16-H09, Class BI, IO, 1.743%, 4/20/66(WAC)	1,914,328	82,963
IFB Ser. 14-60, Class SD, IO, ((-1 x CME Term SOFR 1 Month) + 6.07%), 1.695%, 4/20/44	1,463,773	151,246
FRB Ser. 21-116, Class ES, IO, ((-1 x CME Term SOFR 1 Month) + 6.09%), 1.688%, 11/20/47	2,765,197	269,480
IFB Ser. 20-97, Class QS, IO, ((-1 x CME Term SOFR 1 Month) + 6.04%), 1.665%, 7/20/50	1,705,024	198,758
Ser. 17-H12, Class QI, IO, 1.662%, 5/20/67(WAC)	1,518,038	52,743
Ser. 16-H24, Class CI, IO, 1.662%, 10/20/66(WAC)	1,062,105	21,789
IFB Ser. 20-63, Class SP, IO, ((-1 x CME Term SOFR 1 Month) + 5.99%), 1.615%, 5/20/50	1,862,908	206,813
IFB Ser. 20-63, Class PS, IO, ((-1 x CME Term SOFR 1 Month) + 5.99%), 1.615%, 4/20/50	2,410,038	282,732
IFB Ser. 19-96, Class SY, IO, ((-1 x CME Term SOFR 1 Month) + 5.99%), 1.615%, 8/20/49	1,826,752	203,618
IFB Ser. 19-83, Class SY, IO, ((-1 x CME Term SOFR 1 Month) + 5.99%), 1.615%, 7/20/49	1,649,379	176,563
IFB Ser. 19-89, Class PS, IO, ((-1 x CME Term SOFR 1 Month) + 5.99%), 1.615%, 7/20/49	2,074,614	197,007
IFB Ser. 19-152, Class ES, IO, ((-1 x CME Term SOFR 1 Month) + 5.94%), 1.565%, 12/20/49	1,101,064	114,616
IFB Ser. 19-110, Class SQ, IO, ((-1 x CME Term SOFR 1 Month) + 5.94%), 1.565%, 9/20/49	1,780,710	186,441
Ser. 14-H21, Class BI, IO, 1.558%, 10/20/64(WAC)	2,110,773	47,457
Ser. 17-H16, Class IG, IO, 1.556%, 7/20/67(WAC)	3,570,402	90,106
Ser. 13-H08, Class CI, IO, 1.556%, 2/20/63(WAC)	623,918	19,833
IFB Ser. 20-63, Class AS, IO, ((-1 x CME Term SOFR 1 Month) + 5.89%), 1.515%, 8/20/43	1,929,180	197,865
Ser. 17-H06, Class BI, IO, 1.462%, 2/20/67(WAC)	1,813,364	57,895
Ser. 17-H08, Class NI, IO, 1.404%, 3/20/67(WAC)	2,368,699	77,914
Ser. 18-H02, Class EI, IO, 1.352%, 1/20/68(WAC)	3,108,213	150,739
Ser. 18-H05, Class BI, IO, 1.331%, 2/20/68(WAC)	2,097,307	97,422
Ser. 17-H09, IO, 1.213%, 4/20/67(WAC)	2,501,111	73,588
IFB Ser. 14-119, Class SA, IO, ((-1 x CME Term SOFR 1 Month) + 5.49%), 1.115%, 8/20/44	666,297	48,893
Ser. 17-H02, Class BI, IO, 1.076%, 1/20/67(WAC)	1,063,972	40,364
Ser. 16-H10, Class AI, IO, 1.007%, 4/20/66(WAC)	3,748,005	87,111
Ser. 16-H03, Class AI, IO, 1.003%, 1/20/66(WAC)	1,468,579	54,177

		17,996,489
Commercial mortgage-backed securities (11.7%)
BANK
FRB Ser. 20-BN30, Class XA, IO, 1.279%, 12/15/53(WAC)	3,017,748	166,944
FRB Ser. 24-BNK48, Class XA, IO, 1.148%, 10/15/57(WAC)	4,530,132	386,462
BANK5
FRB Ser. 24-5YR7, Class XA, 1.334%, 6/15/57(WAC)	5,187,427	269,141
FRB Ser. 24-5YR10, Class XA, 1.191%, 10/15/57(WAC)	6,922,882	334,769
FRB Ser. 24-5YR12, Class XA, IO, 0.498%, 12/15/57(WAC)	5,938,000	133,487
BBCMS Mortgage Trust
FRB Ser. 24-5C29, Class XA, IO, 1.60%, 9/15/57(WAC)	7,484,643	485,419
FRB Ser. 24-C26, Class XA, IO, 1.014%, 5/15/57(WAC)	2,636,520	199,308
FRB Ser. 22-C14, Class XA, IO, 0.702%, 2/15/55(WAC)	4,847,578	174,104
BDS, Ltd. 144A FRB Ser. 21-FL9, Class A, (CME Term SOFR 1 Month + 1.18%), 5.56%, 11/16/38 (Cayman Islands)	158,015	158,623
Benchmark Mortgage Trust
FRB Ser. 24-V10, Class XA, IO, 1.306%, 9/15/57(WAC)	6,543,925	343,336
FRB Ser. 24-V11, Class XA, IO, 0.56%, 11/15/57(WAC)	9,895,000	247,202
BMO Mortgage Trust FRB Ser. 24-5C6, Class XA, IO, 1.353%, 9/15/57(WAC)	5,709,280	304,847
CD Commercial Mortgage Trust Ser. 17-CD4, Class B, 3.947%, 5/10/50(WAC)	439,000	405,927
CFCRE Commercial Mortgage Trust Ser. 16-C7, Class A3, 3.839%, 12/10/54	405,000	394,041
CFCRE Commercial Mortgage Trust 144A FRB Ser. 11-C2, Class E, 5.08%, 12/15/47(WAC)	193,000	179,042
COMM Mortgage Trust
FRB Ser. 14-CR16, Class C, 4.782%, 4/10/47(WAC)	441,000	414,355
FRB Ser. 14-CR20, Class C, 4.655%, 11/10/47(WAC)	348,736	330,061
Ser. 13-CR12, Class AM, 4.30%, 10/10/46	158,080	146,600
Ser. 14-UBS5, Class AM, 4.193%, 9/10/47(WAC)	252,949	248,192
Ser. 15-DC1, Class B, 4.035%, 2/10/48(WAC)	447,000	422,333
Ser. 14-UBS3, Class AM, 4.012%, 6/10/47	329,903	315,449
Ser. 15-CR22, Class B, 3.926%, 3/10/48(WAC)	175,000	170,012
FRB Ser. 15-LC19, Class B, 3.829%, 2/10/48(WAC)	253,000	245,783
Ser. 15-DC1, Class AM, 3.724%, 2/10/48	173,000	170,475
COMM Mortgage Trust 144A
FRB Ser. 14-CR17, Class D, 4.843%, 5/10/47(WAC)	290,000	232,144
Ser. 12-LC4, Class E, 4.25%, 12/10/44	392,000	44,619
FRB Ser. 13-CR7, Class D, 4.243%, 3/10/46(WAC)	118,034	110,274
CSAIL Commercial Mortgage Trust
Ser. 15-C1, Class AS, 3.791%, 4/15/50(WAC)	379,000	374,422
Ser. 16-C5, Class A5, 3.757%, 11/15/48	215,000	212,613
Federal Home Loan Mortgage Corporation Multifamily Structured Credit Risk FRB Ser. 21-MN1, Class M2, 8.319%, 1/25/51	235,000	240,665
Federal Home Loan Mortgage Corporation 144A Multifamily Structured Credit Risk FRB Ser. 21-MN3, Class M2, 8.569%, 11/25/51	797,000	815,778
Government National Mortgage Association FRB Ser. 24-32, IO, 0.706%, 6/16/63(WAC)	4,965,778	246,658
GS Mortgage Securities Corp., II 144A
FRB Ser. 13-GC10, Class D, 4.537%, 2/10/46(WAC)	456,000	445,325
Ser. 13-GC10, Class C, 4.285%, 2/10/46(WAC)	222,577	219,712
GS Mortgage Securities Trust FRB Ser. 19-GC42, Class XA, IO, 0.805%, 9/10/52(WAC)	6,096,990	182,908
GS Mortgage Securities Trust 144A
FRB Ser. 14-GC24, Class D, 4.44%, 9/10/47(WAC)	282,000	110,821
FRB Ser. 13-GC13, Class AS, 3.872%, 7/10/46(WAC)	309,924	298,612
JPMBB Commercial Mortgage Securities Trust
FRB Ser. 14-C23, Class C, 4.549%, 9/15/47(WAC)	201,000	190,428
Ser. 15-C31, Class A3, 3.801%, 8/15/48	205,591	203,745
Ser. 16-C1, Class A5, 3.576%, 3/17/49	132,000	130,100
JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. 14-C18, Class D, 4.536%, 2/15/47(WAC)	232,000	191,869
FRB Ser. 14-C23, Class D, 4.049%, 9/15/47(WAC)	252,000	217,524
FRB Ser. C14, Class D, 4.038%, 8/15/46(WAC)	228,000	175,583
Ser. 13-C14, Class F, 3.598%, 8/15/46(WAC)	1,500,000	124,788
JPMDB Commercial Mortgage Securities Trust FRB Ser. 18-C8, Class C, 4.757%, 6/15/51(WAC)	190,000	163,550
JPMorgan Chase Commercial Mortgage Securities Trust FRB Ser. 13-LC11, Class D, 4.373%, 4/15/46(WAC)	194,000	61,110
JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 12-C6, Class E, 4.964%, 5/15/45(WAC)	163,000	152,691
FRB Ser. 13-LC11, Class E, 3.25%, 4/15/46 (In default)(NON)(WAC)	647,000	47,555
FRB Ser. 07-CB20, Class E, zero %, 2/12/51(WAC)	12,641	15,366
LB-UBS Commercial Mortgage Trust 144A FRB Ser. 06-C6, Class XCL, IO, 0.435%, 9/15/39(WAC)	462,989	1,039
LSTAR Commercial Mortgage Trust 144A Ser. 17-5, Class A5, 3.549%, 3/10/50	400,000	384,755
Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 15-C25, Class C, 4.516%, 10/15/48(WAC)	253,000	236,526
FRB Ser. 15-C22, Class C, 4.189%, 4/15/48(WAC)	575,000	495,163
Ser. 14-C19, Class C, 4.00%, 12/15/47	211,000	201,908
Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 13-C12, Class D, 4.803%, 10/15/46(WAC)	189,000	171,128
FRB Ser. 13-C10, Class D, 3.981%, 7/15/46(WAC)	350,000	240,393
FRB Ser. 13-C10, Class F, 3.981%, 7/15/46(WAC)	975,000	63,788
FRB Ser. 13-C9, Class D, 3.807%, 5/15/46(WAC)	196,000	171,318
Morgan Stanley Capital I Trust FRB Ser. 18-H3, Class C, 4.849%, 7/15/51(WAC)	199,000	184,752
Morgan Stanley Capital I Trust 144A FRB Ser. 12-C4, Class D, 5.164%, 3/15/45(WAC)	134,554	126,032
Multifamily Connecticut Avenue Securities Trust 144A
FRB Ser. 20-01, Class M10, 8.433%, 3/25/50	672,035	684,594
FRB Ser. 19-01, Class M10, 7.933%, 10/25/49	537,967	544,559
Ready Capital Mortgage Financing, LLC 144A FRB Ser. 22-FL9, Class A, 6.806%, 6/25/37	137,314	137,731
SG Commercial Mortgage Securities Trust Ser. 16-C5, Class A4, 3.055%, 10/10/48	458,000	442,826
Shelter Growth CRE Issuer, Ltd. 144A FRB Ser. 22-FL4, Class A, 6.662%, 6/17/37 (Bermuda)	254,416	256,512
TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A, Class E, 8.00%, 12/28/38 (In default)(NON)	558,952	42
UBS Commercial Mortgage Trust FRB Ser. 17-C3, Class C, 4.381%, 8/15/50(WAC)	247,000	227,767
Wells Fargo Commercial Mortgage Trust
FRB Ser. 16-NXS5, Class D, 4.974%, 1/15/59(WAC)	216,000	177,964
FRB Ser. 15-SG1, Class B, 4.445%, 9/15/48(WAC)	273,000	258,599
FRB Ser. 15-LC22, Class AS, 4.207%, 9/15/58(WAC)	175,000	173,058
Ser. 15-NXS4, Class A4, 3.718%, 12/15/48	178,000	176,116
Ser. 15-C31, Class A4, 3.695%, 11/15/48	399,000	395,214
Ser. 15-NXS3, Class A4, 3.617%, 9/15/57	437,000	432,611
Ser. 20-C56, Class A2, 2.498%, 6/15/53	18,235	17,183
FRB Ser. 19-C52, Class XA, IO, 1.559%, 8/15/52(WAC)	3,251,242	179,022
FRB Ser. 24-5C1, Class XA, 1.029%, 7/15/57(WAC)	6,126,249	249,598
Wells Fargo Commercial Mortgage Trust 144A
FRB Ser. 15-C30, Class D, 4.488%, 9/15/58(WAC)	121,000	114,273
Ser. 14-LC16, Class D, 3.938%, 8/15/50	270,553	34,061
FRB Ser. 13-LC12, Class D, 3.833%, 7/15/46(WAC)	188,000	92,628
WF-RBS Commercial Mortgage Trust
FRB Ser. 14-C23, Class B, 4.294%, 10/15/57(WAC)	125,000	113,691
Ser. 14-C21, Class C, 4.234%, 8/15/47(WAC)	177,000	163,327
WF-RBS Commercial Mortgage Trust 144A FRB Ser. 13-C15, Class D, 4.186%, 8/15/46(WAC)	599,000	247,088

		19,250,038
Residential mortgage-backed securities (non-agency) (12.3%)
A&D Mortgage Trust 144A Ser. 24-NQM1, Class A1, 6.195%, 2/25/69	679,321	682,926
American Home Mortgage Investment Trust FRB Ser. 07-1, Class GA1C, (CME Term SOFR 1 Month + 0.30%), 4.643%, 5/25/47	349,779	197,290
Bear Stearns Alt-A Trust FRB Ser. 05-10, Class 11A1, (CME Term SOFR 1 Month + 0.61%), 4.953%, 1/25/36	38,634	36,140
Chevy Chase Funding, LLC Mortgage-Backed Certificates 144A FRB Ser. 06-4A, Class A2, (CME Term SOFR 1 Month + 0.29%), 4.633%, 11/25/47	152,316	131,725
Citigroup Mortgage Loan Trust, Inc. FRB Ser. 07-AMC3, Class A2D, (CME Term SOFR 1 Month + 0.46%), 4.803%, 3/25/37	649,739	545,743
COLT Mortgage Loan Trust 144A Ser. 20-2, Class A3, 3.698%, 3/25/65(WAC)	1,000,000	960,803
Countrywide Alternative Loan Trust
FRB Ser. 05-38, Class A1, (Federal Reserve US 12 Month Cumulative Avg 1 yr CMT + 1.50%), 6.325%, 9/25/35	175,203	154,676
FRB Ser. 06-OA10, Class 1A1, (Federal Reserve US 12 Month Cumulative Avg 1 yr CMT + 0.96%), 5.785%, 8/25/46	68,044	60,126
FRB Ser. 06-OA7, Class 1A2, (Federal Reserve US 12 Month Cumulative Avg 1 yr CMT + 0.94%), 5.765%, 6/25/46	170,029	161,142
FRB Ser. 05-38, Class A3, (CME Term SOFR 1 Month + 0.81%), 5.153%, 9/25/35	215,590	192,275
FRB Ser. 05-59, Class 1A1, (CME Term SOFR 1 Month + 0.77%), 5.145%, 11/20/35	232,538	218,616
FRB Ser. 06-OA10, Class 3A1, (CME Term SOFR 1 Month + 0.49%), 4.833%, 8/25/46	197,457	171,951
FRB Ser. 06-OA10, Class 4A1, (CME Term SOFR 1 Month + 0.49%), 4.833%, 8/25/46	1,385,867	1,159,041
FRB Ser. 06-OA7, Class 1A1, 3.297%, 6/25/46(WAC)	209,911	198,479
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 15-HQA2, Class B, (US 30 Day Average SOFR + 10.61%), 15.183%, 5/25/28	265,376	284,887
Structured Agency Credit Risk Debt FRN Ser. 16-DNA1, Class B, (US 30 Day Average SOFR + 10.11%), 14.683%, 7/25/28	1,271,904	1,382,986
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class B, (US 30 Day Average SOFR + 9.46%), 14.033%, 4/25/28	567,393	601,901
Structured Agency Credit Risk Debt FRN Ser. 15-DNA1, Class B, (US 30 Day Average SOFR + 9.31%), 13.883%, 10/25/27	393,789	403,208
Structured Agency Credit Risk Debt FRN Ser. 15-HQA1, Class B, (US 30 Day Average SOFR + 8.91%), 13.483%, 3/25/28	383,625	397,972
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust FRB Ser. 19-HQA1, Class B2, (US 30 Day Average SOFR + 12.36%), 16.933%, 2/25/49	85,000	106,081
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA5, Class B2, (US 30 Day Average SOFR + 11.50%), 16.069%, 10/25/50	176,000	245,602
Structured Agency Credit Risk Trust FRB Ser. 19-HQA2, Class B2, (US 30 Day Average SOFR + 11.36%), 15.933%, 4/25/49	106,000	128,677
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class B2, (US 30 Day Average SOFR + 11.11%), 15.683%, 10/25/48	649,000	833,962
Structured Agency Credit Risk Trust FRB Ser. 19-DNA1, Class B2, (US 30 Day Average SOFR + 10.86%), 15.433%, 1/25/49	141,000	176,554
Structured Agency Credit Risk Trust FRB Ser. 19-DNA2, Class B2, (US 30 Day Average SOFR + 10.61%), 15.183%, 3/25/49	118,000	142,217
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA4, Class B2, (US 30 Day Average SOFR + 10.11%), 14.683%, 8/25/50	609,000	834,272
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA3, Class B2, (US 30 Day Average SOFR + 10.11%), 14.683%, 7/25/50	430,000	579,447
Structured Agency Credit Risk Trust FRB Ser. 18-DNA3, Class B2, (US 30 Day Average SOFR + 7.86%), 12.433%, 9/25/48	174,000	205,501
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-DNA3, Class B2, (US 30 Day Average SOFR + 6.25%), 10.819%, 10/25/33	225,000	271,888
Seasoned Credit Risk Transfer Trust Ser. 19-2, Class M, 4.75%, 8/25/58(WAC)	307,000	292,345
Seasoned Credit Risk Transfer Trust Ser. 17-3, Class M2, 4.75%, 7/25/56(WAC)	401,311	390,090
Seasoned Credit Risk Transfer Trust Ser. 19-4, Class M, 4.50%, 2/25/59(WAC)	636,000	589,062
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2B, (US 30 Day Average SOFR + 12.86%), 17.433%, 10/25/28	89,286	101,663
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1B, (US 30 Day Average SOFR + 12.36%), 16.933%, 9/25/28	1,107,401	1,245,765
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1B, (US 30 Day Average SOFR + 11.86%), 16.433%, 10/25/28	563,952	635,387
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1B, (US 30 Day Average SOFR + 11.86%), 16.433%, 8/25/28	363,883	402,409
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2B, (US 30 Day Average SOFR + 10.86%), 15.433%, 1/25/29	118,779	133,712
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1B, (US 30 Day Average SOFR + 9.36%), 13.933%, 4/25/29	19,741	22,196
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 22-R02, Class 2B1, (US 30 Day Average SOFR + 4.50%), 9.069%, 1/25/42	180,000	190,279
Connecticut Avenue Securities Trust FRB Ser. 19-R03, Class 1B1, (US 30 Day Average SOFR + 4.21%), 8.783%, 9/25/31	449,598	481,160
Connecticut Avenue Securities Trust FRB Ser. 20-SBT1, Class 1M2, (US 30 Day Average SOFR + 3.76%), 8.333%, 2/25/40	504,000	529,877
Connecticut Avenue Securities Trust FRB Ser. 22-R02, Class 2M2, (US 30 Day Average SOFR + 3.00%), 7.569%, 1/25/42	400,000	410,803
First Horizon Alternative Mortgage Securities Trust FRB Ser. 06-AA6, Class 2A1, 5.679%, 11/25/36(WAC)	414,140	286,798
GSAA Home Equity Trust FRB Ser. 06-8, Class 2A2, (CME Term SOFR 1 Month + 0.47%), 4.813%, 5/25/36	475,455	102,420
GSR Mortgage Loan Trust FRB Ser. 07-OA1, Class 2A3A, (CME Term SOFR 1 Month + 0.42%), 4.763%, 5/25/37	180,511	99,809
HarborView Mortgage Loan Trust FRB Ser. 05-2, Class 1A, (CME Term SOFR 1 Month + 0.63%), 5.001%, 5/19/35	239,328	71,701
Home Re, Ltd. 144A FRB Ser. 21-2, Class B1, (US 30 Day Average SOFR + 4.15%), 8.719%, 1/25/34 (Bermuda)	150,000	152,723
JPMorgan Mortgage Trust 144A FRB Ser. 24-9, Class A11, (US 30 Day Average SOFR + 1.35%), 5.919%, 2/25/55	153,683	154,209
Lehman XS Trust FRB Ser. 06-17, Class 1A4A, (CME Term SOFR 1 Month + 0.45%), 4.793%, 8/25/46	1,192,133	1,025,646
LHOME Mortgage Trust 144A Ser. 23-RTL2, Class A1, 8.00%, 6/25/28	254,000	257,806
Morgan Stanley Re-REMIC Trust 144A FRB Ser. 10-R4, Class 4B, (CME Term SOFR 1 Month + 0.34%), 4.591%, 2/26/37	164,423	149,237
MortgageIT Trust FRB Ser. 05-3, Class M2, (CME Term SOFR 1 Month + 0.91%), 5.248%, 8/25/35	25,077	23,967
Residential Accredit Loans, Inc. FRB Ser. 06-QO5, Class 1A1, (CME Term SOFR 1 Month + 0.54%), 4.883%, 5/25/46	188,733	165,732
Saluda Grade Alternative Mortgage Trust 144A Ser. 24-RTL4, Class A1, stepped-coupon 7.50% (8.50%, 7/1/26), 2/25/30(STP)	420,000	423,865
Structured Asset Mortgage Investments II Trust FRB Ser. 06-AR7, Class A1BG, (CME Term SOFR 1 Month + 0.23%), 4.573%, 8/25/36	125,174	108,785
Towd Point Mortgage Trust 144A Ser. 19-2, Class A2, 3.75%, 12/25/58(WAC)	216,000	192,972
WaMu Mortgage Pass-Through Certificates Trust FRB Ser. 05-AR13, Class A1C3, (CME Term SOFR 1 Month + 1.09%), 5.433%, 10/25/45	71,228	68,335

		20,174,841

Total mortgage-backed securities (cost $61,529,739)		$57,421,368

CORPORATE BONDS AND NOTES (25.9%)(a)
		Principal amount	Value
Basic materials (2.1%)
Arcosa, Inc. 144A company guaranty sr. unsec. notes 6.875%, 8/15/32		$50,000	$50,863
ATI, Inc. sr. unsec. notes 4.875%, 10/1/29		490,000	467,209
Avient Corp. 144A sr. unsec. notes 6.25%, 11/1/31		45,000	44,437
Boise Cascade Co. 144A company guaranty sr. unsec. notes 4.875%, 7/1/30		215,000	205,394
Builders FirstSource, Inc. 144A company guaranty sr. unsec. bonds 6.375%, 6/15/32		240,000	238,855
Cleveland-Cliffs, Inc. 144A company guaranty sr. unsec. notes 7.375%, 5/1/33		100,000	98,339
Cleveland-Cliffs, Inc. 144A company guaranty sr. unsec. notes 7.00%, 3/15/32		100,000	98,336
Commercial Metals Co. sr. unsec. notes 4.375%, 3/15/32		267,000	239,373
Constellium SE company guaranty sr. unsec. unsub. notes Ser. REGS, 3.125%, 7/15/29 (France)	EUR	300,000	295,893
Constellium SE 144A company guaranty sr. unsec. unsub. notes 6.375%, 8/15/32 (France)		$250,000	242,260
Huntsman International, LLC sr. unsec. notes 4.50%, 5/1/29		220,000	209,999
IHS Holding, Ltd. company guaranty sr. unsec. notes Ser. REGS, 6.25%, 11/29/28 (Nigeria)		200,000	189,537
Intelligent Packaging, Ltd., Finco, Inc./Intelligent Packaging, Ltd. LLC Co-Issuer 144A sr. notes 6.00%, 9/15/28 (Canada)		210,000	207,223
Miter Brands Acquisition Holdco, Inc./MIWD Borrower, LLC 144A company guaranty sr. notes 6.75%, 4/1/32		205,000	206,089
Smyrna Ready Mix Concrete, LLC 144A sr. notes 8.875%, 11/15/31		440,000	462,752
Standard Industies Solutions, Inc./NY 144A sr. unsec. notes 6.50%, 8/15/32		130,000	130,320

			3,386,879
Capital goods (1.4%)
Benteler International AG 144A company guaranty sr. notes 10.50%, 5/15/28 (Austria)		435,000	457,733
Boeing Co. (The) sr. unsec. notes 2.95%, 2/1/30		14,000	12,511
Boeing Co. (The) sr. unsec. notes 2.70%, 2/1/27		137,000	130,684
Boeing Co. (The) sr. unsec. unsub. notes 6.298%, 5/1/29		41,000	42,520
Bombardier, Inc. 144A sr. unsec. notes 7.00%, 6/1/32 (Canada)		465,000	473,608
GFL Environmental, Inc. 144A company guaranty sr. unsec. notes 4.75%, 6/15/29 (Canada)		213,000	204,736
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer, LLC 144A company guaranty sr. notes 4.00%, 10/15/27		260,000	258,061
Ritchie Bros Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 7.75%, 3/15/31		276,000	288,970
Spirit AeroSystems, Inc. 144A sr. unsub. notes 9.375%, 11/30/29		93,000	99,672
Terex Corp. 144A sr. unsec. notes 6.25%, 10/15/32		60,000	58,886
TransDigm, Inc. 144A sr. notes 6.875%, 12/15/30		190,000	192,961
TransDigm, Inc. 144A sr. notes 6.625%, 3/1/32		65,000	65,668

			2,286,010
Communication services (1.5%)
American Tower Corp. sr. unsec. sub. notes 2.75%, 1/15/27(R)		410,000	393,900
AT&T, Inc. sr. unsec. notes 4.10%, 2/15/28		410,000	401,257
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. unsub. notes 4.75%, 2/1/32		284,000	249,579
T-Mobile USA, Inc. company guaranty sr. unsec. notes 3.375%, 4/15/29		825,000	770,624
T-Mobile USA, Inc. company guaranty sr. unsec. notes 2.05%, 2/15/28		230,000	211,283
Vmed O2 UK Financing I PLC sr. notes Ser. REGS, 3.25%, 1/31/31 (United Kingdom)	EUR	275,000	268,050
Zegona Finance PLC 144A sr. notes 8.625%, 7/15/29 (United Kingdom)		$200,000	212,753

			2,507,446
Consumer cyclicals (5.2%)
Allied Universal Holdco, LLC/Allied Universal Finance Corp. 144A sr. notes 7.875%, 2/15/31		205,000	209,783
Banijay Entertainment SASU 144A sr. notes 8.125%, 5/1/29 (France)		360,000	374,462
Bath & Body Works, Inc. company guaranty sr. unsec. sub. bonds 6.875%, 11/1/35		480,000	491,810
Boyd Gaming Corp. 144A sr. unsec. bonds 4.75%, 6/15/31		225,000	208,314
Caesars Entertainment, Inc. 144A sr. notes 7.00%, 2/15/30		232,000	236,473
Carnival Holdings Bermuda, Ltd. 144A company guaranty sr. unsec. unsub. notes 10.375%, 5/1/28 (Bermuda)		92,000	98,083
Cinemark USA, Inc. 144A company guaranty sr. unsec. notes 5.25%, 7/15/28		270,000	263,551
Clear Channel Outdoor Holdings, Inc. 144A company guaranty sr. notes 7.875%, 4/1/30		200,000	206,078
Crocs, Inc. 144A company guaranty sr. unsec. notes 4.125%, 8/15/31		290,000	253,791
Dufry One BV company guaranty sr. unsec. notes Ser. REGS, 3.375%, 4/15/28 (Netherlands)	EUR	255,000	263,069
FirstCash, Inc. 144A sr. unsec. notes 6.875%, 3/1/32 (Mexico)		$397,000	399,116
Hyundai Capital America 144A sr. unsec. notes 4.55%, 9/26/29 (South Korea)		425,000	412,753
Levi Strauss & Co. sr. unsec. notes 3.375%, 3/15/27	EUR	305,000	315,595
Light & Wonder International, Inc. 144A company guaranty sr. unsec. notes 7.25%, 11/15/29		$450,000	459,768
Mattel, Inc. 144A company guaranty sr. unsec. notes 3.75%, 4/1/29		265,000	249,733
McGraw-Hill Education, Inc. 144A sr. notes 7.375%, 9/1/31		153,000	156,777
McGraw-Hill Education, Inc. 144A sr. notes 5.75%, 8/1/28		117,000	114,366
News Corp. 144A sr. unsec. notes 3.875%, 5/15/29		265,000	246,049
Outfront Media Capital, LLC/Outfront Media Capital Corp. 144A company guaranty sr. notes 7.375%, 2/15/31		76,000	79,505
Outfront Media Capital, LLC/Outfront Media Capital Corp. 144A company guaranty sr. unsec. notes 5.00%, 8/15/27		255,000	248,354
Prime Security Services Borrower, LLC/Prime Finance, Inc. 144A company gauranty notes 6.25%, 1/15/28		205,000	204,112
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 6.25%, 3/15/32		25,000	25,319
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 6.00%, 2/1/33		190,000	189,686
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 5.625%, 9/30/31		80,000	78,745
RR Donnelley & Sons Co. 144A sr. notes 9.50%, 8/1/29		200,000	203,315
Six Flags Entertainment Corp. 144A company guaranty sr. unsec. notes 7.25%, 5/15/31		275,000	281,161
Standard Industries, Inc. sr. unsec. notes Ser. REGS, 2.25%, 11/21/26	EUR	270,000	274,363
Station Casinos, LLC 144A sr. unsec. bonds 4.625%, 12/1/31		$285,000	255,543
Taylor Morrison Communities, Inc. 144A sr. unsec. bonds 5.125%, 8/1/30		477,000	457,429
Toll Brothers Finance Corp. company guaranty sr. unsec. notes 3.80%, 11/1/29		220,000	207,312
Verisure Midholding AB company guaranty sr. unsec. notes Ser. REGS, 5.25%, 2/15/29 (Sweden)	EUR	595,000	618,381
Veritiv Operating Co. 144A company guaranty sr. notes 10.50%, 11/30/30		$35,000	37,738
Viking Ocean Cruises Ship VII, Ltd. 144A sr. notes 5.625%, 2/15/29 (Bermuda)		350,000	344,721
Volkswagen Group of America Finance, LLC 144A company guaranty sr. unsec. notes 1.625%, 11/24/27		230,000	207,797
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A company guaranty sr. unsec. unsub. notes 7.125%, 2/15/31		70,000	72,948

			8,746,000
Consumer staples (1.4%)
Aramark Services, Inc. 144A company guaranty sr. unsec. notes 5.00%, 2/1/28		208,000	202,314
Ashtead Capital, Inc. 144A notes 4.00%, 5/1/28		220,000	211,474
Avis Budget Finance PLC company guaranty sr. unsec. notes Ser. REGS, 7.25%, 7/31/30	EUR	185,000	201,725
Avis Budget Finance PLC 144A sr. unsec. notes 7.25%, 7/31/30	EUR	110,000	119,945
EquipmentShare.com, Inc. 144A notes 9.00%, 5/15/28		$200,000	207,718
Haleon US Capital, LLC company guaranty sr. unsec. unsub. notes 3.375%, 3/24/29		250,000	235,305
Herc Holdings, Inc. 144A company guaranty sr. unsec. notes 6.625%, 6/15/29		65,000	65,879
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. company guaranty sr. unsec. notes 5.50%, 1/15/30 (Luxembourg)		210,000	209,753
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. company guaranty sr. unsec. notes 3.00%, 2/2/29 (Luxembourg)		110,000	100,426
Philip Morris International, Inc. sr. unsec. unsub. notes 5.125%, 2/15/30		410,000	412,291
United Rentals North America, Inc. company guaranty sr. unsec. unsub. notes 4.00%, 7/15/30		88,000	80,260
VM Consolidated, Inc. 144A company guaranty sr. unsec. notes 5.50%, 4/15/29		256,000	249,344

			2,296,434
Energy (3.6%)
6297782 LLC 144A company guaranty sr. unsec. notes 5.026%, 10/1/29		210,000	206,441
Aker BP ASA 144A sr. unsec. notes 5.60%, 6/13/28 (Norway)		205,000	207,897
Antero Resources Corp. 144A sr. unsec. notes 5.375%, 3/1/30		250,000	241,736
Chesapeake Energy Corp. 144A company guaranty sr. unsec. notes 6.75%, 4/15/29		207,000	209,432
Civitas Resources, Inc. 144A company guaranty sr. unsec. unsub. notes 8.75%, 7/1/31		420,000	438,389
Ecopetrol SA sr. unsec. unsub. bonds 8.875%, 1/13/33 (Colombia)		530,000	540,477
Encino Acquisition Partners Holdings, LLC 144A company guaranty sr. unsec. notes 8.50%, 5/1/28		185,000	188,952
Expand Energy Corp. company guaranty sr. unsec. notes 5.375%, 2/1/29		255,000	251,376
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 5.50%, 10/15/30		85,000	82,585
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 4.25%, 2/15/30		270,000	250,054
KazMunayGas National Co. JSC sr. unsec. notes Ser. REGS, 5.375%, 4/24/30 (Kazakhstan)		450,000	438,625
Kinetik Holdings LP 144A company guaranty sr. unsec. notes 5.875%, 6/15/30		455,000	448,197
Matador Resources Co. 144A company guaranty sr. unsec. unsub. notes 6.875%, 4/15/28		333,000	338,055
Petrobras Global Finance BV company guaranty sr. unsec. unsub. bonds 6.50%, 7/3/33 (Brazil)		146,000	143,028
Petroleos Mexicanos company guaranty sr. unsec. unsub. FRB 5.95%, 1/28/31 (Mexico)		686,000	579,862
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.70%, 2/16/32 (Mexico)		114,000	99,261
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.49%, 1/23/27 (Mexico)		220,000	213,541
Rockcliff Energy II, LLC 144A sr. unsec. notes 5.50%, 10/15/29		217,000	202,835
Targa Resources Corp. company guaranty sr. unsec. unsub. notes 6.15%, 3/1/29		200,000	207,664
Transocean Poseidon, Ltd. 144A company guaranty sr. notes 6.875%, 2/1/27		123,000	123,467
Venture Global LNG, Inc. 144A sr. notes 8.375%, 6/1/31		450,000	469,783

			5,881,657
Financials (5.0%)
Acrisure, LLC/Acrisure Finance, Inc. 144A sr. notes 7.50%, 11/6/30		200,000	206,153
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. sub. notes 4.625%, 9/10/29 (Ireland)		305,000	298,477
AIB Group PLC 144A sr. unsec. notes 6.608%, 9/13/29 (Ireland)		200,000	209,108
Air Lease Corp. sr. unsec. sub. notes 5.85%, 12/15/27		450,000	461,417
Aircastle, Ltd. 144A sr. unsec. notes 5.25%, 8/11/25		205,000	205,123
Ares Capital Corp. sr. unsec. sub. notes 7.00%, 1/15/27		410,000	425,049
Athene Global Funding 144A notes 5.583%, 1/9/29		205,000	207,433
Aviation Capital Group, LLC 144A sr. unsec. notes 5.375%, 7/15/29		210,000	210,255
Bank of America Corp. sr. unsec. notes 6.204%, 11/10/28		430,000	445,249
Bank of America Corp. unsec. sub. notes Ser. L, 4.183%, 11/25/27		215,000	211,112
CaixaBank SA 144A sr. unsec. notes 6.208%, 1/18/29 (Spain)		200,000	204,995
F&G Annuities & Life, Inc. company guaranty sr. unsec. notes 7.40%, 1/13/28		200,000	208,335
Ford Motor Co. sr. unsec. unsub. notes 5.80%, 3/5/27		210,000	212,033
GA Global Funding Trust 144A notes 4.40%, 9/23/27		225,000	221,839
Jefferson Capital Holdings, LLC 144A sr. unsec. notes 9.50%, 2/15/29		450,000	478,622
Jones Deslauriers Insurance Management, Inc. 144A sr. notes 8.50%, 3/15/30 (Canada)		190,000	200,793
JPMorgan Chase & Co. sr. unsec. unsub. notes 6.07%, 10/22/27		820,000	839,418
Morgan Stanley sr. unsec. notes 5.123%, 2/1/29		610,000	611,796
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 5.75%, 11/15/31		500,000	478,436
New York Life Global Funding 144A sr. notes 4.90%, 6/13/28		205,000	206,017
Protective Life Global Funding 144A 5.467%, 12/8/28		265,000	269,654
RHP Hotel Properties LP/RHP Finance Corp. 144A company guaranty sr. unsec. sub. notes 6.50%, 4/1/32		205,000	206,202
Toronto-Dominion Bank (The) sr. unsec. notes 5.264%, 12/11/26 (Canada)		145,000	146,576
UBS Group AG 144A sr. unsec. notes 5.428%, 2/8/30 (Switzerland)		200,000	201,346
VICI Properties LP sr. unsec. unsub. notes 4.95%, 2/15/30		425,000	416,901
Wells Fargo & Co. sr. unsec. unsub. FRN Ser. MTN, 5.574%, 7/25/29		410,000	416,380
XHR LP 144A company guaranty sr. unsec. notes 6.625%, 5/15/30		35,000	35,159

			8,233,878
Government (0.2%)
Transnet SOC, Ltd. sr. unsec. notes Ser. REGS, 8.25%, 2/6/28 (South Africa)		300,000	306,101

			306,101
Health care (1.7%)
Charles River Laboratories International, Inc. 144A company guaranty sr. unsec. notes 4.00%, 3/15/31		274,000	245,001
Charles River Laboratories International, Inc. 144A company guaranty sr. unsec. notes 3.75%, 3/15/29		55,000	50,487
Elanco Animal Health, Inc. sr. unsec. notes Ser. WI, 6.65%, 8/28/28		235,000	238,841
GE HealthCare Technologies, Inc. sr. unsec. notes 4.80%, 8/14/29		210,000	208,112
Illumina, Inc. sr. unsec. sub. notes 4.65%, 9/9/26		117,000	116,637
Kedrion SpA 144A company guaranty sr. notes 6.50%, 9/1/29 (Italy)		510,000	481,269
Pharmacia, LLC company guaranty sr. unsec. notes 6.60%, 12/1/28		430,000	457,245
Tenet Healthcare Corp. company guaranty sr. notes 6.75%, 5/15/31		455,000	460,015
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. unsub. notes 8.125%, 9/15/31 (Israel)		449,000	502,390

			2,759,997
Technology (0.8%)
Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.875%, 1/15/27		205,000	201,847
Gartner, Inc. 144A company guaranty sr. unsec. notes 3.625%, 6/15/29		450,000	418,389
Imola Merger Corp. 144A sr. notes 4.75%, 5/15/29		273,000	259,110
Motorola Solutions, Inc. sr. unsec. unsub. notes 5.00%, 4/15/29		210,000	209,754
Seagate HDD Cayman company guaranty sr. unsec. notes 9.625%, 12/1/32 (Cayman Islands)		186,000	209,865

			1,298,965
Transportation (0.2%)
Air France-KLM sr. unsec. notes 8.125%, 5/31/28 (France)	EUR	200,000	233,601
OneSky Flight, LLC 144A sr. unsec. notes 8.875%, 12/15/29		$125,000	125,231

			358,832
Utilities and power (2.8%)
Aegea Finance SARL 144A company guaranty sr. unsec. notes 9.00%, 1/20/31 (Brazil)		240,000	245,092
Ameren Corp. sr. unsec. unsub. notes 5.00%, 1/15/29		170,000	170,336
Constellation Energy Generation, LLC sr. unsec. notes 5.60%, 3/1/28		205,000	209,147
Diamond II, Ltd. 144A company guaranty sr. notes 7.95%, 7/28/26 (India)		560,000	567,140
Duke Energy Carolinas, LLC company guaranty sr. unsec. unsub. notes Ser. A, 6.00%, 12/1/28		200,000	208,093
Energo-Pro a.s. 144A sr. unsec. notes 11.00%, 11/2/28 (Czech Republic)		300,000	322,658
Energy Transfer LP company guaranty sr. unsec. notes 5.25%, 4/15/29		410,000	411,767
Eversource Energy sr. unsec. unsub. notes 5.45%, 3/1/28		205,000	207,728
Kinder Morgan, Inc. company guaranty sr. unsec. unsub. notes 5.00%, 2/1/29		250,000	249,256
NRG Energy, Inc. 144A company guaranty sr. unsec. bonds 6.25%, 11/1/34		115,000	112,888
Pacific Gas and Electric Co. sr. notes 6.10%, 1/15/29		200,000	207,113
PG&E Corp. sr. sub. notes 5.25%, 7/1/30		475,000	465,249
Southern Co. (The) sr. unsec. notes 5.50%, 3/15/29		260,000	265,368
Virginia Electric and Power Co. sr. unsec. unsub. notes Ser. A, 2.875%, 7/15/29		455,000	419,500
Vistra Operations Co., LLC 144A company guaranty sr. unsec. notes 6.875%, 4/15/32		210,000	215,222
Vistra Operations Co., LLC 144A company guaranty sr. unsec. unsub. notes 4.375%, 5/1/29		270,000	254,454

			4,531,011

Total corporate bonds and notes (cost $42,292,649)			$42,593,210

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (22.6%)(a)
	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (10.1%)
Government National Mortgage Association Pass-Through Certificates
5.50%, TBA, 1/1/55	$5,000,000	$4,959,446
5.50%, 5/20/49	17,142	17,300
5.00%, TBA, 1/1/55	4,000,000	3,880,781
5.00%, 5/20/49	51,723	50,673
4.50%, TBA, 1/1/55	5,000,000	4,726,563
4.00%, TBA, 1/1/55	3,000,000	2,763,414
3.50%, with due dates from 10/20/49 to 3/20/50	210,192	186,063

		16,584,240
U.S. Government Agency Mortgage Obligations (12.5%)
Federal National Mortgage Association Pass-Through Certificates
5.00%, with due dates from 1/1/49 to 8/1/49	49,027	48,105
Uniform Mortgage-Backed Securities
6.50%, TBA, 1/1/55	7,000,000	7,145,469
5.50%, TBA, 1/1/55	10,000,000	9,869,048
5.00%, TBA, 1/1/55	1,000,000	965,231
3.50%, TBA, 1/1/55	1,000,000	884,573
3.00%, TBA, 1/1/55	1,000,000	849,453
2.50%, TBA, 1/1/55	1,000,000	814,609

		20,576,488

Total U.S. government and agency mortgage obligations (cost $37,667,958)		$37,160,728

U.S. TREASURY OBLIGATIONS (0.1%)(a)
	Principal amount	Value
U.S. Treasury Notes
1.875%, 2/28/27(i)	$143,000	$136,973
0.375%, 1/31/26(i)	54,000	51,908

Total U.S. treasury obligations (cost $188,881)		$188,881

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (8.4%)(a)
		Principal amount	Value
Armenia (Republic of) sr. unsec. notes Ser. REGS, 3.60%, 2/2/31 (Armenia)		$230,000	$189,969
Benin (Republic of) sr. unsec. bonds Ser. REGS, 4.95%, 1/22/35 (Benin)	EUR	310,000	272,470
Benin (Republic of) sr. unsec. notes Ser. REGS, 4.875%, 1/19/32 (Benin)	EUR	630,000	590,998
Brazil (Federal Republic of) sr. unsec. unsub. notes 6.125%, 3/15/34 (Brazil)		$1,060,000	991,183
Brazil (Federal Republic of) sr. unsec. unsub. notes 6.00%, 10/20/33 (Brazil)		200,000	187,065
Chile (Republic of) sr. unsec. unsub. notes 4.95%, 1/5/36 (Chile)		600,000	569,132
Colombia (Republic of) sr. unsec. unsub. notes 8.00%, 11/14/35 (Colombia)		560,000	564,480
Costa Rica (Government of) sr. unsec. unsub. notes Ser. REGS, 6.125%, 2/19/31 (Costa Rica)		320,000	322,800
Cote d'lvoire (Republic of) sr. unsec. notes Ser. REGS, 5.875%, 10/17/31 (Cote d'lvoire)	EUR	945,000	918,657
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.875%, 1/29/26 (Dominican Republic)		$336,000	339,192
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.00%, 7/19/28 (Dominican Republic)		330,000	327,690
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.95%, 1/25/27 (Dominican Republic)		284,000	282,864
Egypt (Arab Republic of) sr. unsec. notes Ser. REGS, 7.60%, 3/1/29 (Egypt)		420,000	407,869
Gabon (Republic of) sr. unsec. notes Ser. REGS, 6.625%, 2/6/31 (Gabon)		370,000	276,204
Guatemala (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.60%, 6/13/36 (Guatemala)		700,000	693,700
Indonesia (Republic of) sr. unsec. unsub. bonds Ser. REGS, 4.35%, 1/8/27 (Indonesia)		250,000	247,214
Indonesia (Republic of) 144A sr. unsec. unsub. notes 4.35%, 1/8/27 (Indonesia)		410,000	405,431
Iraq (Republic of) sr. unsec. notes Ser. REGS, 5.80%, 1/15/28 (Iraq)		293,125	285,622
Jordan (Kingdom of) sr. unsec. notes Ser. REGS, 7.50%, 1/13/29 (Jordan)		200,000	199,234
Mongolia (Government of) sr. unsec. notes Ser. REGS, 5.125%, 4/7/26 (Mongolia)		270,000	265,883
Panama (Republic of) sr. unsec. unsub. bonds 7.50%, 3/1/31 (Panama)		730,000	741,384
Paraguay (Republic of) sr. unsec. notes Ser. REGS, 3.849%, 6/28/33 (Paraguay)		440,000	381,590
Philippines (Republic of) sr. unsec. unsub. notes 3.556%, 9/29/32 (Philippines)		400,000	356,899
Romania (Government of) sr. unsec. unsub. notes 7.125%, 1/17/33 (Romania)		420,000	426,325
Romania (Government of) 144A sr. unsec. notes 6.375%, 1/30/34 (Romania)		530,000	508,246
Serbia (Republic of) sr. unsec. notes 6.25%, 5/26/28 (Serbia)		430,000	437,402
Serbia (Republic of) sr. unsec. notes Ser. REGS, 6.50%, 9/26/33 (Serbia)		370,000	380,534
South Africa (Republic of) sr. unsec. unsub. notes 5.875%, 6/22/30 (South Africa)		300,000	287,856
South Africa (Republic of) sr. unsec. unsub. notes 5.875%, 4/20/32 (South Africa)		250,000	235,114
Turkey (Republic of) sr. unsec. unsub. notes 9.125%, 7/13/30 (Turkey)		300,000	332,195
United Mexican States sr. unsec. unsub. bonds 3.50%, 2/12/34 (Mexico)		1,250,000	997,519
Uzbekistan (Republic of) sr. unsec. notes Ser. REGS, 6.90%, 2/28/32 (Uzbekistan)		330,000	322,557

Total foreign government and agency bonds and notes (cost $13,961,231)			$13,745,278

SENIOR LOANS (5.8%)(a)(c)
		Principal amount	Value
Basic materials (0.3%)
Nouryon Finance BV bank term loan FRN Ser. B, (EURIBOR 3 Month ACT/360 + 3.50%), 6.719%, 4/3/28 (Netherlands)	EUR	200,000	$207,924
Quikrete Holdings, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.25%), 6.607%, 3/26/29		$202,945	203,072
Treasure Holdco, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.25%), 8.764%, 10/10/31		90,000	90,319

			501,315
Capital goods (0.8%)
Chart Industries, Inc. bank term loan FRN (CME Term SOFR 1 Month + 2.50%), 7.092%, 3/18/30		416,901	419,074
CPM Holdings, Inc. bank term loan FRN (CME Term SOFR 1 Month + 4.50%), 9.053%, 9/28/28		167,422	162,794
Madison IAQ, LLC bank term loan FRN (CME Term SOFR 1 Month + 2.75%), 7.889%, 6/15/28		197,949	198,908
TK Elevator US Newco, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.50%), 8.588%, 4/15/30		132,201	133,325
TransDigm, Inc. bank term loan FRN Ser. J, (CME Term SOFR 1 Month + 2.50%), 6.829%, 2/28/31		119,102	119,440
WEC US Holdings, Ltd. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.25%), 6.803%, 1/20/31		199,500	199,905

			1,233,446
Communication services (0.4%)
CSC Holdings, LLC bank term loan FRN (CME Term SOFR 1 Month + 2.50%), 7.174%, 4/15/27		208,359	192,732
DIRECTV Financing, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 5.25%), 10.097%, 8/2/29		432,790	425,792

			618,524
Consumer cyclicals (1.4%)
APi Group DE, Inc. bank term loan FRN Class B, (CME Term SOFR 1 Month + 2.00%), 6.357%, 1/3/29		86,013	86,139
Banijay Group US Holding, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.25%), 7.781%, 3/1/28		89,093	89,743
Caesars Entertainment, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.25%), 6.607%, 1/24/31		218,350	219,100
Carnival Corp. bank term loan FRN Class B, (CME Term SOFR 1 Month + 2.75%), 7.107%, 10/18/28		360,664	363,708
EMRLD Borrower LP bank term loan FRN Class B, (CME Term SOFR 1 Month + 2.50%), 6.845%, 6/18/31		19,950	20,054
Flutter Entertainment PLC bank term loan FRN Class B, (CME Term SOFR 1 Month + 1.75%), 6.079%, 11/29/30		108,900	108,798
Gray Television, Inc. bank term loan FRN Ser. D, (CME Term SOFR 1 Month + 3.00%), 7.667%, 10/27/28		236,345	219,019
Hunter Douglas, Inc. bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.50%), 8.021%, 2/25/29		197,970	198,118
PetSmart, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.75%), 8.207%, 1/29/28		200,621	200,203
PG Investment Co. 59 SARL bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.00%), 7.329%, 3/26/31		89,775	90,626
Scientific Games Holdings LP bank term loan FRN Class B, (CME Term SOFR 1 Month + 3.00%), 7.59%, 4/4/29		203,970	204,709
Station Casinos, LLC bank term loan FRN (CME Term SOFR 1 Month + 2.00%), 6.375%, 3/7/31		49,625	49,761
White Cap Buyer, LLC bank term loan FRN Class B, (CME Term SOFR 1 Month + 3.25%), 7.607%, 10/19/29		468,801	470,285

			2,320,263
Consumer staples (0.2%)
IRB Holding Corp. bank term loan FRN Class B, (CME Term SOFR 1 Month + 2.50%), 6.857%, 3/10/28		266,528	267,121
Verde Purchaser, LLC bank term loan FRN (CME Term SOFR 1 Month + 4.50%), 9.104%, 12/2/30		33,174	33,320

			300,441
Energy (0.4%)
CQP Holdco LP bank term loan FRN Class B, (CME Term SOFR 1 Month + 1.00%), 8.75%, 12/31/30		691,315	693,303

			693,303
Financials (0.1%)
Alliant Holdings Intermediate, LLC bank term loan FRN Class B, (CME Term SOFR 1 Month + 2.75%), 7.106%, 9/12/31		198,500	199,256

			199,256
Health care (0.9%)
Bausch + Lomb Corp. bank term loan FRN (CME Term SOFR 1 Month + 4.00%), 8.329%, 9/29/28		124,737	125,556
Bausch + Lomb Corp. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.25%), 7.689%, 5/5/27		337,203	338,904
DaVita, Inc. bank term loan FRN Ser. B1, (CME Term SOFR 1 Month + 2.00%), 6.357%, 5/6/31		114,713	115,011
Medline Borrower LP bank term loan FRN Class B, (CME Term SOFR 1 Month + 2.25%), 6.607%, 10/23/28		180,352	181,192
Pacific Dental Services, Inc. bank term loan FRN (CME Term SOFR 1 Month + 2.75%), 7.125%, 3/10/31		178,650	180,102
Phoenix Guarantor, Inc. bank term loan FRN Class B, (CME Term SOFR 1 Month + 2.50%), 6.857%, 2/21/31		203,465	204,445
Phoenix Newco, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.00%), 7.357%, 11/15/28		241,406	243,367
Waystar Technologies, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.75%), 7.323%, 10/22/29		92,555	93,095

			1,481,672
Technology (0.9%)
Ahead DB Holdings, LLC bank term loan FRN Class B3, (CME Term SOFR 1 Month + 3.50%), 7.829%, 2/3/31		93,933	94,696
Cloud Software Group, Inc. bank term loan FRN (CME Term SOFR 1 Month + 3.50%), 7.829%, 3/29/29		342,958	344,400
Dun & Bradstreet Corp. (The) bank term loan FRN Class B2, (CME Term SOFR 1 Month + 2.25%), 6.588%, 1/18/29		198,500	198,872
Idera, Inc. bank term loan FRN (CME Term SOFR 1 Month + 3.50%), 8.071%, 3/2/28		199,000	195,816
McAfee Corp. bank term loan FRN Class B, (CME Term SOFR 1 Month + 3.00%), 7.37%, 3/1/29		219,450	219,916
Proofpoint, Inc. bank term loan FRN Class B, (CME Term SOFR 1 Month + 3.00%), 7.357%, 8/31/28		236,386	237,806
UKG, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.00%), 7.325%, 1/31/31		208,950	210,685

			1,502,191
Transportation (0.4%)
American Airlines, Inc. bank term loan FRN (CME Term SOFR 3 Month + 4.75%), 9.629%, 4/20/28		373,791	384,367
Genesee & Wyoming, Inc. bank term loan FRN Class B, (CME Term SOFR 1 Month + 1.75%), 6.079%, 4/5/31		134,663	134,578
WestJet Loyalty LP bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.25%), 7.582%, 2/14/31		168,725	169,629

			688,574

Total senior loans (cost $9,535,406)			$9,538,985

CONVERTIBLE BONDS AND NOTES (2.9%)(a)
	Principal amount	Value
Capital goods (0.1%)
Axon Enterprise, Inc. company guaranty cv. sr. unsec. notes 0.50%, 12/15/27	$36,000	$93,961
Fluor Corp. cv. sr. unsec. notes 1.125%, 8/15/29	23,000	29,015
Middleby Corp. (The) cv. sr. unsec. notes 1.00%, 9/1/25	33,000	36,940
Tetra Tech, Inc. cv. sr. unsec. notes 2.25%, 8/15/28	36,000	42,378

		202,294
Consumer cyclicals (0.6%)
Block, Inc. cv. sr. unsec. sub. notes 0.25%, 11/1/27	46,000	40,009
Booking Holdings, Inc. cv. sr. unsec. notes 0.75%, 5/1/25	41,000	108,340
Burlington Stores, Inc. cv. sr. unsec. notes 1.25%, 12/15/27	34,000	51,034
Carnival Corp. company guaranty cv. sr. unsec. unsub. notes 5.75%, 12/1/27	54,000	108,884
Global Payments, Inc. 144A cv. sr. unsec. notes 1.50%, 3/1/31	81,000	79,704
Liberty Media Corp.-Liberty Formula One cv. sr. unsec. notes 2.25%, 8/15/27	96,000	117,588
Live Nation Entertainment, Inc. 144A cv. sr. unsec. notes 3.125%, 1/15/29	108,000	147,350
Live Nation Entertainment, Inc. 144A cv. sr. unsec. unsub. notes 2.875%, 1/15/30	74,000	74,666
Meritage Homes Corp. 144A company guaranty cv. sr. unsec. notes 1.75%, 5/15/28	65,000	64,025
Patrick Industries, Inc. company guaranty cv. sr. unsec. notes 1.75%, 12/1/28	38,000	51,842
Rivian Automotive, Inc. cv. sr. unsec. sub. notes 4.625%, 3/15/29	55,000	55,571
Shift4 Payments, Inc. cv. sr. unsec. sub. notes 0.50%, 8/1/27	72,000	77,760
Spectrum Brands, Inc. 144A company guaranty cv. sr. unsec. notes 3.375%, 6/1/29	32,000	31,402

		1,008,175
Consumer staples (0.3%)
Chefs' Warehouse, Inc. (The) cv. sr. unsec. unsub. notes 2.375%, 12/15/28	40,000	51,540
Etsy, Inc. cv. sr. unsec. notes 0.25%, 6/15/28	111,000	91,187
Itron, Inc. 144A cv. sr. unsec. notes 1.375%, 7/15/30	76,000	80,370
Shake Shack, Inc. cv. sr. unsec. notes zero %, 3/1/28	62,000	63,744
Uber Technologies, Inc. cv. sr. unsec. notes Ser. 2028, 0.875%, 12/1/28	89,000	98,345
Wayfair, Inc. cv. sr. unsec. unsub. notes 3.25%, 9/15/27	79,000	84,412

		469,598
Energy (0.1%)
Nabors Industries, Inc. company guaranty cv. sr. unsec. unsub. notes 1.75%, 6/15/29	62,000	45,142
Northern Oil and Gas, Inc. cv. sr.unsec. notes 3.625%, 4/15/29	61,000	71,629

		116,771
Financials (0.2%)
Coinbase Global, Inc. 144A cv. sr. unsec. sub. notes 0.25%, 4/1/30	40,000	42,703
Digital Realty Trust LP 144A company guaranty cv. sr. unsec. sub. notes 1.875%, 11/15/29	117,000	121,095
Welltower OP, LLC 144A company guaranty cv. sr. unsec. notes 3.125%, 7/15/29(R)	50,000	56,900
Welltower OP, LLC 144A company guaranty cv. sr. unsec. notes 2.75%, 5/15/28(R)	85,000	115,473

		336,171
Health care (0.4%)
Alnylam Pharmaceuticals, Inc. cv. sr. unsec. unsub. notes 1.00%, 9/15/27	63,000	67,124
BioMarin Pharmaceutical, Inc. cv. sr. unsec. sub. notes 1.25%, 5/15/27	49,000	45,656
Dexcom, Inc. cv. sr. unsec. unsub. notes 0.375%, 5/15/28	113,000	101,634
Exact Sciences Corp. 144A cv. sr. unsec. notes 1.75%, 4/15/31	103,000	96,181
Haemonetics Corp. 144A cv. sr. unsec. sub. notes 2.50%, 6/1/29	49,000	48,363
Halozyme Therapeutics, Inc. cv. sr. unsec. notes 1.00%, 8/15/28	65,000	70,259
Insulet Corp. cv. sr. unsec. notes 0.375%, 9/1/26	59,000	74,785
Integer Holdings Corp. cv. sr. unsec. unsub. notes 2.125%, 2/15/28	40,000	64,120
Lantheus Holdings, Inc. company guaranty cv. sr. unsec. unsub. notes 2.625%, 12/15/27	46,000	61,399
Repligen Corp. cv. sr. unsec. notes 1.00%, 12/15/28	43,000	44,075
Sarepta Therapeutics, Inc. cv. sr. unsec. unsub. notes 1.25%, 9/15/27	21,000	23,111

		696,707
Technology (1.0%)
Akamai Technologies, Inc. cv. sr. unsec. notes 0.375%, 9/1/27	84,000	84,529
Bentley Systems, Inc. cv. sr. unsec. sub. notes 0.375%, 7/1/27	72,000	65,016
Box, Inc. 144A cv. sr. unsec. notes 1.50%, 9/15/29	51,000	49,776
Datadog, Inc. cv. sr. unsec. notes 0.125%, 6/15/25	19,000	29,507
Datadog, Inc. 144A cv. sr. unsec. notes zero %, 12/1/29	82,000	79,294
Guidewire Software, Inc. 144A cv. sr. unsec. notes 1.25%, 11/1/29	98,000	96,089
HubSpot, Inc. cv. sr. unsec. notes 0.375%, 6/1/25	8,000	19,672
Impinj, Inc. cv. sr. unsec. notes 1.125%, 5/15/27	24,000	34,134
Lumentum Holdings, Inc. cv. sr. unsec. notes 1.50%, 12/15/29	91,000	126,900
Microchip Technology, Inc. 144A cv. sr. unsec. notes 0.75%, 6/1/30	48,000	44,316
MicroStrategy, Inc. 144A cv. sr. unsec. notes zero %, 12/1/29	49,000	39,445
MKS Instruments, Inc. 144A cv. sr. unsec. notes 1.25%, 6/1/30	65,000	63,245
Nutanix, Inc. 144A cv. sr. unsec. notes 0.50%, 12/15/29	66,000	65,571
ON Semiconductor Corp. company guaranty cv. sr. unsec. notes 0.50%, 3/1/29	88,000	83,182
OSI Systems,Inc. 144A cv. sr. unsec. notes 2.25%, 8/1/29	49,000	53,013
Parsons Corp. 144A cv. sr. unsec. notes 2.625%, 3/1/29	41,000	48,196
Progress Software Corp. 144A cv. sr. unsec. sub. notes 3.50%, 3/1/30	56,000	65,947
Seagate HDD Cayman company guaranty cv. sr. unsec. notes 3.50%, 6/1/28 (Cayman Islands)	102,000	122,961
Snap, Inc. cv. sr. unsec. notes zero %, 5/1/27	58,000	50,460
Snowflake, Inc. 144A cv. sr. unsec. notes zero %, 10/1/27	100,000	118,048
Tyler Technologies, Inc. cv. sr. unsec. sub. notes 0.25%, 3/15/26	90,000	109,035
Vertex, Inc. 144A cv. sr. unsec. sub. notes 0.75%, 5/1/29	51,000	80,887
Wolfspeed, Inc. cv. sr. unsec. notes 1.875%, 12/1/29	82,000	34,391
Workiva, Inc. cv. sr. unsec. sub. notes 1.25%, 8/15/28	66,000	70,109

		1,633,723
Utilities and power (0.2%)
CMS Energy Corp. cv. sr. unsec. notes 3.375%, 5/1/28	51,000	53,066
NRG Energy, Inc. company guaranty cv. sr. unsec. bonds 2.75%, 6/1/48	27,000	59,306
PG&E Corp. cv. sr. notes 4.25%, 12/1/27	92,000	100,234
Southern Co. (The) cv. sr. unsec. unsub. notes 3.875%, 12/15/25	94,000	98,865

		311,471

Total convertible bonds and notes (cost $4,549,712)		$4,774,910

INVESTMENT COMPANIES (1.0%)(a)
	Shares	Value
Franklin Ultra Short Bond ETF	68,482	$1,698,696

Total investment companies (cost $1,700,155)		$1,698,696

SHORT-TERM INVESTMENTS (19.8%)(a)
		Principal amount/shares	Value
Putnam Government Money Market Fund Class P 4.19%(AFF)	Shares	18,483,086	$18,483,086
Putnam Short Term Investment Fund Class P 4.56%(AFF)	Shares	11,795,945	11,795,945
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.43%(P)	Shares	1,064,000	1,064,000
U.S. Treasury Bills 4.628%, 1/16/25(SEG)(SEGSF)(SEGTBA)		$600,000	599,012
U.S. Treasury Bills 4.545%, 1/9/25(SEG)(SEGSF)		600,000	599,510

Total short-term investments (cost $32,541,309)			$32,541,553
TOTAL INVESTMENTS

Total investments (cost $203,967,040)			$199,663,609

	FORWARD CURRENCY CONTRACTS at 12/31/24 (aggregate face value $13,015,515) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		British Pound	Sell	3/19/25	$161,528	$163,648	$2,120
		Canadian Dollar	Sell	1/22/25	278	298	20
		Euro	Sell	3/19/25	174,082	176,453	2,371
		Japanese Yen	Buy	2/19/25	412,020	430,788	(18,768)
		New Zealand Dollar	Sell	1/22/25	11,023	12,354	1,331
		Norwegian Krone	Sell	3/19/25	219,787	227,074	7,287
		Swedish Krona	Sell	3/19/25	28,452	29,019	567
		Swiss Franc	Buy	3/19/25	39,544	40,891	(1,347)
	Barclays Bank PLC
		Australian Dollar	Sell	1/22/25	23,954	26,019	2,065
		Canadian Dollar	Sell	1/22/25	57,574	61,525	3,951
		Euro	Sell	3/19/25	55,395	56,149	754
		Norwegian Krone	Sell	3/19/25	11,014	11,380	366
		Swiss Franc	Buy	3/19/25	75,534	78,049	(2,515)
	Citibank, N.A.
		British Pound	Sell	3/19/25	234,222	237,356	3,134
		Euro	Sell	3/19/25	492,211	498,891	6,680
		Norwegian Krone	Sell	3/19/25	93,759	96,893	3,134
		Swedish Krona	Sell	3/19/25	4,692	4,786	94
	Goldman Sachs International
		Canadian Dollar	Sell	1/22/25	6,266	6,695	429
		Japanese Yen	Buy	2/19/25	750,605	785,181	(34,576)
		Swedish Krona	Sell	3/19/25	185,198	188,948	3,750
		Swiss Franc	Buy	3/19/25	141,071	145,769	(4,698)
	HSBC Bank USA, National Association
		Australian Dollar	Sell	1/22/25	35,900	37,769	1,869
		Canadian Dollar	Sell	1/22/25	308,754	329,882	21,128
		Euro	Sell	3/19/25	202,039	204,596	2,557
		New Zealand Dollar	Sell	1/22/25	245,755	275,497	29,742
		Norwegian Krone	Sell	3/19/25	15,388	15,897	509
		Swedish Krona	Sell	3/19/25	49,971	50,986	1,015
		Swiss Franc	Buy	3/19/25	24,882	25,713	(831)
	JPMorgan Chase Bank N.A.
		Canadian Dollar	Sell	1/22/25	136,311	145,651	9,340
		Norwegian Krone	Sell	3/19/25	9,003	9,300	297
	Morgan Stanley & Co. International PLC
		Australian Dollar	Sell	1/22/25	653,437	727,614	74,177
		British Pound	Sell	3/19/25	113,733	115,660	1,927
		Euro	Sell	3/19/25	981,300	1,001,491	20,191
		New Zealand Dollar	Sell	1/22/25	277,146	310,712	33,566
	NatWest Markets PLC
		Australian Dollar	Sell	1/22/25	7,428	7,976	548
		British Pound	Sell	3/19/25	77,699	78,715	1,016
		Canadian Dollar	Sell	1/22/25	103,173	110,236	7,063
		Euro	Sell	3/19/25	406,261	411,940	5,679
		Swiss Franc	Buy	3/19/25	39,544	40,870	(1,326)
	State Street Bank and Trust Co.
		Australian Dollar	Sell	1/22/25	14,607	16,262	1,655
		Euro	Sell	3/19/25	3,270,354	3,316,480	46,126
		Swedish Krona	Sell	3/19/25	281,999	287,708	5,709
	Toronto-Dominion Bank
		Australian Dollar	Sell	1/22/25	226,478	252,132	25,654
		British Pound	Sell	3/19/25	48,796	49,438	642
		Canadian Dollar	Sell	1/22/25	185,740	198,463	12,723
		Euro	Sell	3/19/25	8,938	9,059	121
		Japanese Yen	Buy	2/19/25	3,910	4,088	(178)
		Norwegian Krone	Sell	3/19/25	190,285	196,575	6,290
	UBS AG
		Australian Dollar	Sell	1/22/25	13,493	15,022	1,529
		Canadian Dollar	Sell	1/22/25	9,050	9,669	619
		Euro	Sell	3/19/25	311,997	316,283	4,286
		Japanese Yen	Buy	2/19/25	769,663	804,926	(35,263)
		New Zealand Dollar	Sell	1/22/25	42,414	47,549	5,135
		Swedish Krona	Sell	3/19/25	5,409	5,519	110
	WestPac Banking Corp.
		British Pound	Sell	3/19/25	11,261	11,410	149
		Canadian Dollar	Sell	1/22/25	239,136	255,495	16,359
		Euro	Sell	3/19/25	40,221	40,766	545

	Unrealized appreciation						376,329

	Unrealized (depreciation)						(99,502)

	Total						$276,827
*	The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 12/31/24 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
Euro-Bobl 5 yr (Short)	29	$3,540,473	$3,540,472	Mar-25	$40,830
U.S. Treasury Note 2 yr (Short)	13	2,672,922	2,672,922	Mar-25	1,613
U.S. Treasury Note 5 yr (Long)	97	10,311,555	10,311,555	Mar-25	(85,780)
U.S. Treasury Note Ultra 10 yr (Long)	66	7,346,625	7,346,625	Mar-25	(173,360)

Unrealized appreciation					42,443

Unrealized (depreciation)					(259,140)

Total					$(216,697)

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 12/31/24 (Unaudited)
Counterparty Fixed right or obligation % to receive or (pay)/ Floating rate index/ Maturity date	Expiration date/ strike		Notional/ Contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)
Bank of America N.A.
(4.225)/US SOFR/Nov-36 (Purchased)	Nov-26/4.225		$3,079,100	$(358,420)	$(30,465)
3.725/US SOFR/Nov-36 (Purchased)	Nov-26/3.725		3,079,100	(342,320)	(50,556)
(3.61)/US SOFR/Oct-34 (Purchased)	Oct-29/3.61		187,400	(73,072)	1,625
3.61/US SOFR/Oct-34 (Purchased)	Oct-29/3.61		187,400	(73,072)	(1,790)
Barclays Bank PLC
3.00/US SOFR/Dec-48 (Purchased)	Dec-38/3.00		16,769,300	(1,111,805)	(76,753)
3.10/US SOFR/Dec-42 (Purchased)	Dec-32/3.10		15,498,300	(655,733)	(18,102)
BNP PARIBAS
3.625/US SOFR/Nov-37 (Purchased)	Nov-27/3.625		477,100	(22,090)	(4,515)
(4.125)/US SOFR/Nov-37 (Purchased)	Nov-27/4.125		477,100	(22,090)	3,396
Citibank, N.A.
2.588/6 month EUR-EURIBOR/Jul-32 (Written)	Jul-27/2.588	EUR	5,532,900	165,529	46,779
(2.588)/6 month EUR-EURIBOR/Jul-32 (Written)	Jul-27/2.588	EUR	5,532,900	165,529	(7,903)
4.50/US SOFR/Dec-30 (Written)	Dec-25/4.50		$14,877,600	85,918	(63,617)
(4.00)/US SOFR/Dec-30 (Purchased)	Dec-25/4.00		7,438,800	(84,058)	55,590
Deutsche Bank AG
(4.495)/6 month AUD-BBR-BBSW/Jul-35 (Purchased)	Jul-25/4.495	AUD	7,377,200	(162,503)	(73,770)
4.495/6 month AUD-BBR-BBSW/Jul-35 (Purchased)	Jul-25/4.495	AUD	7,377,200	(162,503)	(22,630)
(2.239)/6 month EUR-EURIBOR/May-58 (Written)	May-28/2.239	EUR	714,100	100,218	1,336
2.239/6 month EUR-EURIBOR/May-58 (Written)	May-28/2.239	EUR	714,100	100,218	24,139
2.25/6 month EUR-EURIBOR/Apr-54 (Written)	Apr-34/2.25	EUR	486,800	68,447	6,943
(2.25)/6 month EUR-EURIBOR/Apr-54 (Written)	Apr-34/2.25	EUR	486,800	68,447	(5,553)
Goldman Sachs International
2.85/3 month EUR-EURIBOR/Mar-29 (Purchased)	Mar-28/2.85	EUR	18,519,200	(174,199)	8,230
(2.85)/3 month EUR-EURIBOR/Mar-29 (Purchased)	Mar-28/2.85	EUR	18,519,200	(174,199)	(92,731)
2.35/US SOFR/Mar-59 (Purchased)	Mar-29/2.35		$3,506,300	(1,320,856)	(72,812)
JPMorgan Chase Bank N.A.
2.495/6 month AUD-BBR-BBSW/Nov-46 (Purchased)	Nov-26/2.495	AUD	2,376,500	(147,789)	(114,180)
(2.495)/6 month AUD-BBR-BBSW/Nov-46 (Purchased)	Nov-26/2.495	AUD	2,376,500	(147,789)	256,771
1.445/6 month AUD-BBR-BBSW/Mar-40 (Purchased)	Mar-30/1.445	AUD	1,940,600	(72,744)	(58,373)
(1.445)/6 month AUD-BBR-BBSW/Mar-40 (Purchased)	Mar-30/1.445	AUD	1,940,600	(72,744)	200,985
(1.692)/6 month AUD-BBR-BBSW/Jan-35 (Purchased)	Jan-25/1.692	AUD	1,387,400	(43,285)	144,860
1.692/6 month AUD-BBR-BBSW/Jan-35 (Purchased)	Jan-25/1.692	AUD	1,387,400	(43,285)	(39,536)
(1.441)/6 month AUD-BBR-BBSW/Jul-45 (Purchased)	Jul-25/1.441	AUD	929,600	(54,979)	180,958
1.441/6 month AUD-BBR-BBSW/Jul-45 (Purchased)	Jul-25/1.441	AUD	929,600	(54,979)	(48,411)
2.602/6 month EUR-EURIBOR/Jul-31 (Purchased)	Jul-26/2.602	EUR	26,843,700	(700,169)	102,159
(2.602)/6 month EUR-EURIBOR/Jul-31 (Purchased)	Jul-26/2.602	EUR	26,843,700	(700,169)	(275,057)
2.622/6 month EUR-EURIBOR/Jul-32 (Written)	Jul-27/2.622	EUR	11,065,700	328,540	99,883
(2.622)/6 month EUR-EURIBOR/Jul-32 (Written)	Jul-27/2.622	EUR	11,065,700	328,540	(26,833)
(4.201)/6 month EUR-EURIBOR/Apr-39 (Purchased)	Apr-29/4.201	EUR	5,999,100	(150,318)	(51,814)
1.201/6 month EUR-EURIBOR/Apr-39 (Purchased)	Apr-29/1.201	EUR	5,999,100	(119,351)	(20,637)
2.665/6 month EUR-EURIBOR/Apr-43 (Written)	Apr-33/2.665	EUR	2,286,800	190,494	26,845
(2.665)/6 month EUR-EURIBOR/Apr-43 (Written)	Apr-33/2.665	EUR	2,286,800	190,494	(8,160)
(3.515)/US SOFR/Dec-40 (Written)	Dec-30/3.515		$9,678,900	764,923	175,324
3.515/US SOFR/Dec-40 (Written)	Dec-30/3.515		9,678,900	812,595	(201,360)
3.475/US SOFR/Dec-38 (Written)	Dec-28/3.475		7,164,300	480,725	(151,031)
(3.475)/US SOFR/Dec-38 (Written)	Dec-28/3.475		7,164,300	480,725	180,805
3.0925/US SOFR/Mar-43 (Written)	Mar-33/3.0925		1,473,200	123,749	(48,127)
(3.0925)/US SOFR/Mar-43 (Written)	Mar-33/3.0925		1,473,200	123,749	45,282
Morgan Stanley & Co. International PLC
2.492/6 month EUR-EURIBOR/Jun-51 (Written)	Jun-31/2.492	EUR	5,821,600	742,480	147,682
(2.492)/6 month EUR-EURIBOR/Jun-51 (Written)	Jun-31/2.492	EUR	5,821,600	742,480	(90,551)
(2.952)/6 month EUR-EURIBOR/Jun-49 (Purchased)	Jun-29/2.952	EUR	5,537,800	(439,649)	(107,556)
2.634/6 month EUR-EURIBOR/Jun-47 (Purchased)	Jun-27/2.634	EUR	4,657,200	(424,385)	60,312
(2.634)/6 month EUR-EURIBOR/Jun-47 (Purchased)	Jun-27/2.634	EUR	4,657,200	(424,385)	(156,790)
(2.352)/6 month EUR-EURIBOR/Aug-49 (Purchased)	Aug-29/2.352	EUR	1,961,600	(283,645)	(29,910)
2.352/6 month EUR-EURIBOR/Aug-49 (Purchased)	Aug-29/2.352	EUR	1,961,600	(283,645)	(7,896)
UBS AG
2.00/6 month AUD-BBR-BBSW/Sep-46 (Purchased)	Sep-36/2.00	AUD	2,078,300	(110,618)	(46,842)
(2.00)/6 month AUD-BBR-BBSW/Sep-46 (Purchased)	Sep-36/2.00	AUD	2,078,300	(110,618)	117,057
2.70/6 month AUD-BBR-BBSW/Apr-47 (Purchased)	Apr-37/2.70	AUD	997,300	(60,554)	(21,739)
(2.70)/6 month AUD-BBR-BBSW/Apr-47 (Purchased)	Apr-37/2.70	AUD	997,300	(60,554)	33,803

Unrealized appreciation					1,920,764

Unrealized (depreciation)					(2,026,000)

Total					$(105,236)

TBA SALE COMMITMENTS OUTSTANDING at 12/31/24 (proceeds receivable $8,548,477) (Unaudited)
Agency	Principal amount	Settlement date	Value
Uniform Mortgage-Backed Securities, 4.50%, 1/1/55	$5,000,000	1/14/25	$4,703,143
Uniform Mortgage-Backed Securities, 4.00%, 1/1/55	4,000,000	1/14/25	3,658,138

Total			$8,361,281

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/24 (Unaudited)
Notional amount		Value		Upfront premium received (paid)	Termi- nation date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
	$2,184,600	$106,314	(E)	$(74)	12/13/57	US SOFR — Annually	3.524% — Annually	$(106,388)
	1,965,500	48,703	(E)	(29)	3/18/36	3.757% — Annually	US SOFR — Annually	48,674
	2,088,300	96,505	(E)	(71)	2/20/59	3.485% — Annually	US SOFR — Annually	96,434
	29,177,800	85,841		(109)	3/18/26	US SOFR — Annually	4.413% — Annually	(88,788)
	3,045,300	69,613	(E)	(46)	3/21/39	3.815% — Annually	US SOFR — Annually	69,567
	793,700	10,948	(E)	(12)	3/31/38	US SOFR — Annually	3.93% — Annually	(10,959)
	3,616,300	47,063	(E)	(54)	3/21/39	US SOFR — Annually	3.958% — Annually	(47,117)
	1,736,800	57,728	(E)	(59)	3/14/59	US SOFR — Annually	3.57% — Annually	(57,787)
	125,900	2,894	(E)	(4)	2/20/59	US SOFR — Annually	3.642% — Annually	(2,898)
	438,800	22,786	(E)	(15)	12/18/58	3.455% — Annually	US SOFR — Annually	22,771
	1,141,000	57,123	(E)	(39)	3/14/59	US SOFR — Annually	3.456% — Annually	(57,162)
	38,958,000	280,731		356,790	9/18/26	4.55% — Annually	US SOFR — Annually	88,362
	23,822,000	305,970		(921,087)	9/18/29	US SOFR — Annually	4.35% — Annually	(636,533)
	101,500	630		6,443	9/18/34	4.15% — Annually	US SOFR — Annually	5,963
	12,878,000	26,529		944,991	9/18/54	3.95% — Annually	US SOFR — Annually	947,598
	6,555,000	29,248		(11,407)	12/18/26	3.85% — Annually	US SOFR — Annually	17,687
	3,613,000	63,722		(99,178)	12/18/29	US SOFR — Annually	3.65% — Annually	(163,096)
	368,000	18,678		13,805	12/18/34	US SOFR — Annually	3.45% — Annually	(4,922)
	448,000	52,955		18,715	12/18/54	US SOFR — Annually	3.25% — Annually	(34,334)
	131,985,000	483,593	(E)	(322,571)	3/19/27	3.85% — Annually	US SOFR — Annually	161,022
	111,133,000	1,377,605	(E)	708,300	3/19/30	US SOFR — Annually	3.75% — Annually	(666,450)
	39,817,000	1,020,988	(E)	(541,577)	3/19/35	3.75% — Annually	US SOFR — Annually	479,410
	3,012,000	192,467	(E)	(108,336)	3/19/55	3.55% — Annually	US SOFR — Annually	84,131
AUD	653,200	940	(E)	(8)	1/27/43	4.91% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	(948)
AUD	10,155,000	53,904		(53)	2/15/29	6 month AUD-BBR-BBSW — Semiannually	4.226% — Semiannually	46,723
AUD	1,398,800	6,748	(E)	(17)	4/7/40	5.092% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	(6,765)
AUD	18,963,000	52,371		6,119	12/18/26	3.61% — Quarterly	3 month AUD-BBR-BBSW — Quarterly	62,562
AUD	16,727,800	356,011		101,667	12/18/34	6 month AUD-BBR-BBSW — Semiannually	3.92% — Semiannually	(257,314)
AUD	4,641,000	45,783		46,335	12/18/29	6 month AUD-BBR-BBSW — Semiannually	3.701% — Semiannually	(515)
AUD	26,915,000	311,024		53,628	12/18/29	3.64% — Semiannually	3 month AUD-BBR-BBSW — Semiannually	371,234
AUD	36,885,800	12,648		(59)	10/15/25	3 month AUD-BBR-BBSW — Quarterly	4.14% — Quarterly	(3,427)
AUD	3,486,000	50,077	(E)	(50,762)	3/19/35	4.05% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	(685)
AUD	5,185,000	6,791	(E)	8,250	3/19/27	3 month AUD-BBR-BBSW — Quarterly	3.65% — Quarterly	1,460
CAD	4,535,000	1,874	(E)	10,300	3/19/27	Canadian Overnight Repo Rate — Semiannually	2.65% — Semiannually	8,426
CAD	1,552,000	9,818	(E)	(13,044)	3/19/35	2.85% — Semiannually	Canadian Overnight Repo Rate — Semiannually	(3,226)
CHF	1,381,000	5,451	(E)	(6,699)	3/19/35	Swiss Average Rate Overnight — Annually	0.35% — Annually	(12,150)
EUR	13,004,800	502,536		(284,631)	3/13/29	6 month EUR-EURIBOR — Semiannually	3.18% — Annually	434,968
EUR	765,900	28,370	(E)	(26)	11/24/48	6 month EUR-EURIBOR — Semiannually	2.545% — Annually	28,343
EUR	1,245,300	24,842	(E)	(26)	2/23/44	6 month EUR-EURIBOR — Semiannually	2.69% — Annually	24,815
EUR	2,054,300	56,161		(72)	10/8/44	6 month EUR-EURIBOR — Semiannually	2.54% — Annually	53,040
EUR	3,450,700	184,321		(120)	10/8/44	2.70% — Annually	6 month EUR-EURIBOR — Semiannually	(180,675)
EUR	286,900	15,045	(E)	(10)	6/2/46	2.675% — Annually	6 month EUR-EURIBOR — Semiannually	(15,055)
EUR	1,701,300	43,254	(E)	(59)	6/20/49	6 month EUR-EURIBOR — Semiannually	2.452% — Annually	43,195
EUR	479,600	15,303	(E)	(17)	6/2/46	6 month EUR-EURIBOR — Semiannually	2.456% — Annually	15,286
EUR	622,900	29,032	(E)	(22)	6/30/47	2.634% — Annually	6 month EUR-EURIBOR — Semiannually	(29,053)
EUR	1,094,500	44,804	(E)	(40)	7/2/51	6 month EUR-EURIBOR — Semiannually	2.492% — Annually	44,764
EUR	381,000	4,276	(E)	(13)	8/8/49	2.352% — Annually	6 month EUR-EURIBOR — Semiannually	(4,289)
EUR	14,592,000	63,740		70,550	12/18/26	2.43% — Annually	6 month EUR-EURIBOR — Semiannually	9,069
EUR	2,894,700	4,246		25,092	12/18/34	2.38% — Annually	6 month EUR-EURIBOR — Semiannually	21,349
EUR	9,512,000	13,538		101,040	12/18/29	2.28% — Annually	6 month EUR-EURIBOR — Semiannually	89,510
EUR	49,000	1,147		435	12/18/54	2.265% — Annually	6 month EUR-EURIBOR — Semiannually	(701)
EUR	5,953,000	30,567	(E)	26,157	3/19/27	6 month EUR-EURIBOR — Semiannually	1.85% — Annually	(4,410)
EUR	1,913,000	53,120	(E)	29,112	3/19/35	6 month EUR-EURIBOR — Semiannually	2.05% — Annually	(24,009)
GBP	2,258,000	7,245	(E)	620	3/19/27	Sterling Overnight Index Average — Annually	4.05% — Annually	(6,625)
GBP	55,000	1,158	(E)	(292)	3/19/35	3.85% — Annually	Sterling Overnight Index Average — Annually	866
NOK	16,862,000	93,592	(E)	(68,459)	3/19/35	3.25% — Annually	6 month NOK-NIBOR-NIBR — Semiannually	25,132
SEK	29,462,000	109,155	(E)	(42,824)	3/19/35	2.25% — Annually	3 month SEK-STIBOR-SIDE — Quarterly	66,332

Total				$56,428				$942,412
(E) Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/24 (Unaudited)
Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized (depreciation)
Morgan Stanley & Co. International PLC
$1,075,356	$1,034,687	$—	9/29/25	(0.165%) — Annually	Ephesus Funding DAC, 3.80%, Series 2020-01, 9/22/2025 — Annually	$(33,886)

Upfront premium received		—	Unrealized appreciation			—

Upfront premium (paid)		—	Unrealized (depreciation)			(33,886)

	Total	$—			Total	$(33,886)

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 12/31/24 (Unaudited)
	Swap counterparty/ referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
	CMBX NA BBB-.6 Index	CCC/P	$4,375	$28,044	$3,870	5/11/63	300 bp — Monthly	$521
	CMBX NA BBB-.6 Index	CCC/P	3,933	30,235	4,172	5/11/63	300 bp — Monthly	(222)
	CMBX NA BBB-.6 Index	CCC/P	5,424	39,436	5,442	5/11/63	300 bp — Monthly	4
	Citigroup Global Markets, Inc.
	CMBX NA BB.13 Index	B+/P	449,791	1,052,000	353,367	12/16/72	500 bp — Monthly	97,448
	CMBX NA BB.6 Index	CCC-/P	49,554	145,857	36,202	5/11/63	500 bp — Monthly	13,495
	CMBX NA BBB-.16 Index	BBB-/P	7,729	34,000	5,131	4/17/65	300 bp — Monthly	2,618
	Goldman Sachs International
	CMBX NA BB.6 Index	CCC-/P	28,991	85,467	21,213	5/11/63	500 bp — Monthly	7,862
	CMBX NA BBB-.16 Index	BBB-/P	2,464	12,000	1,811	4/17/65	300 bp — Monthly	660
	JPMorgan Securities LLC
	CMBX NA BB.10 Index	CCC+/P	9,629	120,000	49,884	5/11/63	500 bp — Monthly	(40,139)
	CMBX NA BBB-.8 Index	B-/P	4,054	22,210	3,029	10/17/57	300 bp — Monthly	1,038
	Merrill Lynch International
	CMBX NA A.13 Index	A-/P	24,894	191,000	14,019	12/16/72	200 bp — Monthly	10,949
	CMBX NA A.13 Index	A-/P	25,425	191,000	14,019	12/16/72	200 bp — Monthly	11,480
	CMBX NA BB.6 Index	CCC-/P	13,977	63,972	15,878	5/11/63	500 bp — Monthly	(1,838)
	Morgan Stanley & Co. International PLC
	CMBX NA BB.13 Index	B+/P	12,177	27,000	9,069	12/16/72	500 bp — Monthly	3,134
	CMBX NA BB.6 Index	CCC-/P	100,044	287,619	71,387	5/11/63	500 bp — Monthly	28,937
	CMBX NA BBB-.16 Index	BBB-/P	4,319	19,000	2,867	4/17/65	300 bp — Monthly	1,463

Upfront premium received			746,780		Unrealized appreciation			179,609

Upfront premium (paid)			—		Unrealized (depreciation)			(42,199)

	Total		$746,780				Total	$137,410
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at December 31, 2024. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 12/31/24 (Unaudited)
	Swap counterparty/ referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA BB.10 Index	$(356,866)	$769,000	$319,673	11/17/59	(500 bp) — Monthly	$(37,941)
	CMBX NA BB.10 Index	(116,872)	290,000	120,553	11/17/59	(500 bp) — Monthly	3,399
	CMBX NA BB.10 Index	(116,469)	289,000	120,137	11/17/59	(500 bp) — Monthly	3,388
	CMBX NA BB.10 Index	(61,257)	152,000	63,186	11/17/59	(500 bp) — Monthly	1,782
	CMBX NA BB.8 Index	(64,084)	137,951	58,436	10/17/57	(500 bp) — Monthly	(5,782)
	CMBX NA BBB-.10 Index	(139,762)	465,000	81,747	11/17/59	(300 bp) — Monthly	(58,286)
	CMBX NA BBB-.6 Index	(41,772)	97,715	13,485	5/11/63	(300 bp) — Monthly	(28,345)
	Goldman Sachs International
	CMBX NA BB.8 Index	(17,149)	39,148	16,583	10/17/57	(500 bp) — Monthly	(604)
	Merrill Lynch International
	CMBX NA BB.10 Index	(15,875)	279,000	115,980	11/17/59	(500 bp) — Monthly	99,834
	Morgan Stanley & Co. International PLC
	CMBX NA BBB-.10 Index	(166,855)	516,000	90,713	11/17/59	(300 bp) — Monthly	(76,443)

	Upfront premium received	—				Unrealized appreciation	108,403

	Upfront premium (paid)	(1,096,961)				Unrealized (depreciation)	(207,401)

	Total	$(1,096,961)				Total	$(98,998)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 12/31/24 (Unaudited)
	Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation
	CDX NA HY Series 43 Index	B+/P	$(646,975)	$8,873,000	$682,848	12/20/29	500 bp — Quarterly	$49,614

	Total		$(646,975)					$49,614
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at December 31, 2024. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

Key to holding's currency abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
NOK	Norwegian Krone
SEK	Swedish Krona
Key to holding's abbreviations
bp	Basis Points
CME	Chicago Mercantile Exchange
CMT	U.S. Constant Maturity Treasury
DAC	Designated Activity Company
ETF	Exchange Traded Fund
FRB	Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
JSC	Joint Stock Company
MTN	Medium Term Notes
OTC	Over-the-counter
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REMICs	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced Commitments
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2024 through December 31, 2024 (the reporting period). Within the following notes to the portfolio, references to "Franklin Advisers" represent Franklin Advisers, Inc., the fund's investment manager, a direct wholly-owned subsidiary of Franklin Resources, Inc., references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
Putnam Master Intermediate Income Trust (the fund) is a Massachusetts business trust, which is registered under the 1940 Act as a closed-end management investment company.
The fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946.
(a)	Percentages indicated are based on net assets of $164,142,742.
(NON)	This security is non-income-producing.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(AFF)	Affiliated company. For investments in Putnam Government Money Market Fund and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control, or involving securities of companies in which the fund owned at least 5% of the outstanding voting securities, were as follows:
	Name of affiliate	Fair value as of 9/30/24	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Shares outstanding at period end	Fair value as of 12/31/24
Short-term investments
	Putnam Government Money Market Fund Class P†	$18,697,139	$7,809,955	$8,024,008	$170,420	$—	$—	$—	18,483,086	$18,483,086
	Putnam Short Term Investment Fund Class P‡	14,161,617	2,200,244	4,565,916	160,326	—	—	—	11,795,945	11,795,945

	Total Short-term investments	32,858,756	10,010,199	12,589,924	330,746	—	—	—	30,279,031	30,279,031

Investment companies
	Franklin Ultra Short Bond ETF ^	—	1,700,155	—	—	—	—	(1,459)	68,482	1,698,696

	Total Investment companies	—	1,700,155	—	—	—	—	(1,459)	68,482	1,698,696

	Totals	$32,858,756	$11,710,354	$12,589,924	$330,746	$—	$—	$(1,459)	30,347,513	$31,977,727
† Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Government Money Market Fund with respect to assets invested by the fund in Putnam Government Money Market Fund. There were no realized or unrealized gains or losses during the period.
‡ Management fees charged to Putnam Short Term Investment Fund have been waived by Franklin Advisers. There were no realized or unrealized gains or losses during the period.
^ Management fees paid by the fund are reduced by an amount equal to the management fees paid by Franklin Ultra Short Bond ETF with respect to assets invested by the fund in Franklin Ultra Short Bond ETF.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $395,492.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $496,270.
(SEGTBA)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain TBA commitments at the close of the reporting period. Collateral at period end totaled $238,546.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees (Trustees). The Trustees have formed a Pricing Committee to oversee the implementation of these procedures. Under compliance policies and procedures approved by the Trustees, the Trustees have designated the fund’s investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The VC is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Trustees.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at the average of the last reported bid and ask prices, the“mid price”, and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by the fund’s investment manager. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Reliable prices are not readily available for equity securities in these circumstances, where the value of a security has been affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value. To address this, the fund will fair value these securities as determined in accordance with procedures approved by the Trustees. This includes using an independent third-party pricing service to adjust the value of such securities to the latest indications of fair value at 4:00 p.m. (Eastern Time). These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that the fund’s investment manager does not believe accurately reflects the security's fair value, the security will be valued at fair value by the fund’s investment manager, which has been designated as valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
At the close of the reporting period, the fund has deposited cash valued at $1,909,519 in a segregated account to cover margin requirements on open centrally cleared interest rate swap contracts.
At the close of the reporting period, the fund has deposited cash valued at $701,280 in a segregated account to cover margin requirements on open centrally cleared credit default contracts.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $594,830 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $496,270 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Convertible bonds and notes	$—	$4,774,910	$—
Corporate bonds and notes	—	42,593,210	—
Foreign government and agency bonds and notes	—	13,745,278	—
Investment companies	1,698,696	—	—
Mortgage-backed securities	—	57,421,368	—
Senior loans	—	9,538,985	—
U.S. government and agency mortgage obligations	—	37,160,728	—
U.S. treasury obligations	—	188,881	—
Short-term investments	19,547,086	12,994,467	—

Totals by level	$21,245,782	$178,417,827	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$276,827	$—
Futures contracts	(216,697)	—	—
Forward premium swap option contracts	—	(105,236)	—
TBA sale commitments	—	(8,361,281)	—
Interest rate swap contracts	—	885,984	—
Total return swap contracts	—	(33,886)	—
Credit default contracts	—	1,085,182	—

Totals by level	$(216,697)	$(6,252,410)	$—

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnam.com